--------------------------------------------------------------------------------

                                                 NORWEST ADVANTAGE FUNDS-SM-



                               SEMI-ANNUAL REPORT



                                                 NOVEMBER 30, 1996


                                                 MONEY MARKET FUNDS

                                                   --------------

                                                CASH INVESTMENT FUND

                                                U.S. GOVERNMENT FUND

                                                    TREASURY FUND

                                             READY CASH INVESTMENT FUND

                                            MUNICIPAL MONEY MARKET FUND



                                         [LOGO] NORWEST ADVANTAGE FUNDS-SM-


                                                  Not FDIC Insured

--------------------------------------------------------------------------------
 TABLE OF CONTENTS                                             NOVEMBER 30, 1996

A MESSAGE TO OUR SHAREHOLDERS..........................................................................           1

FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS
       Statements of Assets and Liabilities............................................................           2
       Statements of Operations........................................................................           3
       Statements of Changes in Net Assets.............................................................           4
       Notes to Financial Statements...................................................................           5
       Financial Highlights............................................................................           8
       Portfolios of Investments
              Cash Investment Fund.....................................................................          10
              U.S. Government Fund.....................................................................          13
              Treasury Fund............................................................................          16
              Ready Cash Investment Fund...............................................................          16
              Municipal Money Market Fund..............................................................          20

                                                                    [LOGO]

--------------------------------------------------------------------------------
 A MESSAGE TO OUR SHAREHOLDERS                                 NOVEMBER 30, 1996

                                            January 13, 1997

           Dear Shareholders:

           We are pleased to present the Semi-Annual Report for the period ended November 30, 1996, for Norwest Advantage Funds. This report includes the five Norwest Advantage Funds money market portfolios. The twenty-three Norwest Advantage Funds stock and bond portfolios are reported separately.

           Norwest Advantage Funds experienced significant growth over the last year with assets increasing from one year ago by 35% to over $13.4 billion as of November 30, 1996. This success is the result of the continued positive performance of the Norwest Advantage Funds and the confidence and support of the shareholders of the funds.

           The money markets were relatively stable over the past six months, providing investors with a quieter year than they experienced in the volatile stock and bond markets. Between June 1 and November 30, 1996, interest rates on the benchmark 90-day U.S. Treasury bill fell only 90 basis points.

           Norwest Advantage Funds offers a wide range of stock and bond funds to help you achieve the diversification you want for your investment portfolio. If you have any questions or would like additional information about Norwest Advantage Funds, please call 800-338-1348 or 612-667-8833 (press 1). We appreciate your decision to invest with Norwest Advantage Funds.

                                           Sincerely,

                                                       [SIG]
                                           John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES              NOVEMBER 30, 1996 (UNAUDITED)

                                                                                                                     MUNICIPAL
                                               CASH INVESTMENT   U.S. GOVERNMENT     TREASURY      READY CASH      MONEY MARKET
                                                    FUND              FUND             FUND      INVESTMENT FUND       FUND
                                               ---------------   ---------------   ------------  ---------------   -------------
ASSETS:
  Investments, at value(a) (Note 2)..........  $2,039,390,701    $1,348,507,206    $841,748,197  $1,739,323,536    $683,831,675
  Repurchase Agreements (Note 2).............               -       413,147,046               -               -               -
  Cash.......................................         582,621            15,072             982         214,191         875,057
  Interest and other receivables.............      12,078,787         3,042,256       6,106,786       9,726,103       6,396,947
  Receivable for securities sold.............               -         5,043,333     113,899,125               -      23,277,324
  Receivable for principal paydowns..........          20,254                 -               -          15,879               -
                                               ---------------   ---------------   ------------  ---------------   -------------
TOTAL ASSETS.................................   2,052,072,363     1,769,754,913     961,755,090   1,749,279,709     714,381,003
                                               ---------------   ---------------   ------------  ---------------   -------------

LIABILITIES:
  Payable for securities purchased...........               -        10,000,000               -               -       9,139,823
  Accrued advisory fees (Note 3).............         234,107           208,433         128,395         491,789         162,748
  Accrued management and administrative fees
    (Note 3).................................         117,122           140,492          43,117         142,150          37,993
  Accrued transfer agency fees (Note 3)......         421,341           375,248         197,364         196,487          34,271
  Accrued custodial fees (Note 3)............          18,002            15,863           9,193          15,697           6,845
  Accrued expenses and other liabilities.....          52,904           154,991          37,020          55,776          38,563
  Dividends payable..........................       8,754,340         7,418,617       3,891,011       7,454,855       1,854,176
                                               ---------------   ---------------   ------------  ---------------   -------------
TOTAL LIABILITIES............................       9,597,816        18,313,644       4,306,100       8,356,754      11,274,419
                                               ---------------   ---------------   ------------  ---------------   -------------
NET ASSETS...................................  $2,042,474,547    $1,751,441,269    $957,448,990  $1,740,922,955    $703,106,584
                                               ---------------   ---------------   ------------  ---------------   -------------
                                               ---------------   ---------------   ------------  ---------------   -------------

COMPONENTS OF NET ASSETS:
  Paid-In Capital............................  $2,044,134,098    $1,751,712,978    $957,418,152  $1,740,983,744    $703,200,738
  Accumulated net realized gain (loss) on
    investments sold.........................      (1,659,551)         (271,709)         30,838         (60,789)        (94,154)
                                               ---------------   ---------------   ------------  ---------------   -------------
NET ASSETS...................................  $2,042,474,547    $1,751,441,269    $957,448,990  $1,740,922,955    $703,106,584
                                               ---------------   ---------------   ------------  ---------------   -------------
                                               ---------------   ---------------   ------------  ---------------   -------------

NET ASSETS BY SHARE CLASS:
  Single class funds.........................  $2,042,474,547    $1,751,441,269    $957,448,990  $            -    $          -
  Investor Shares............................               -                 -               -     546,334,742      61,454,343
  Exchange Shares............................               -                 -               -         154,934               -
  Institutional Shares.......................               -                 -               -   1,194,433,279     641,652,241
                                               ---------------   ---------------   ------------  ---------------   -------------
NET ASSETS...................................  $2,042,474,547    $1,751,441,269    $957,448,990  $1,740,922,955    $703,106,584
                                               ---------------   ---------------   ------------  ---------------   -------------
                                               ---------------   ---------------   ------------  ---------------   -------------

SHARES OF BENEFICIAL INTEREST; NO PAR VALUE:
  Single class funds.........................   2,044,206,598     1,751,812,978     957,418,152               -               -
                                               ---------------   ---------------   ------------  ---------------   -------------
                                               ---------------   ---------------   ------------  ---------------   -------------
  Investor Shares............................               -                 -               -     546,353,402      61,469,231
                                               ---------------   ---------------   ------------  ---------------   -------------
                                               ---------------   ---------------   ------------  ---------------   -------------
  Exchange Shares............................               -                 -               -         154,968               -
                                               ---------------   ---------------   ------------  ---------------   -------------
                                               ---------------   ---------------   ------------  ---------------   -------------
  Institutional Shares.......................               -                 -               -   1,194,487,726     641,741,308
                                               ---------------   ---------------   ------------  ---------------   -------------
                                               ---------------   ---------------   ------------  ---------------   -------------

NET ASSET VALUE PER SHARE:
  All share classes..........................  $         1.00    $         1.00    $       1.00  $         1.00    $       1.00
                                               ---------------   ---------------   ------------  ---------------   -------------
                                               ---------------   ---------------   ------------  ---------------   -------------

(a) Cost of investments......................  $2,039,390,701    $1,761,654,252    $841,748,197  $1,739,323,536    $683,831,675

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS       (SIX MONTHS ENDED NOVEMBER 30, 1996) (UNAUDITED)

                                                   CASH           U.S.                       READY CASH     MUNICIPAL
                                                INVESTMENT     GOVERNMENT      TREASURY      INVESTMENT    MONEY MARKET
                                                   FUND           FUND           FUND           FUND           FUND
                                               ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Interest income............................  $51,527,437    $47,157,401    $24,255,040    $46,699,337    $12,401,980
                                               ------------   ------------   ------------   ------------   ------------

EXPENSES:
  Investment advisory fee (Note 3)...........    1,321,043      1,252,943        760,096      2,897,909      1,175,505
  Management and Administrative fees (Note
    3).......................................      592,215        563,840        358,487      1,685,851        684,821
  Transfer agent fee (Note 3):
    Single class funds.......................    2,334,365      2,192,490      1,165,725              -              -
    Investor Shares..........................            -              -              -        629,178         76,657
    Exchange Shares..........................            -              -              -            383              -
    Institutional Shares.....................            -              -              -        591,101        311,747
  Custodian fees (Note 3)....................      100,895         95,220         54,150         91,813         41,762
  Legal fees (Note 3)........................       23,492         66,135         11,982         22,815          9,476
  Registration fees..........................       40,830         59,382         44,516         48,720         39,731
  Accounting fee (Note 3)....................       30,000         30,000         27,000         42,000         45,000
  Auditing fee...............................        8,451         15,075          7,139          6,351          6,726
  Trustees' fees.............................       15,753         15,323          7,819         14,380          6,019
  Distribution and maintenance fees --
    Exchange Shares (Note 3).................            -              -              -          1,531              -
  Miscellaneous..............................       50,761         73,523         25,416         49,594         37,834
                                               ------------   ------------   ------------   ------------   ------------
Total expenses...............................    4,517,805      4,363,931      2,462,330      6,081,626      2,435,278
  Fees waived voluntarily (Note 3)...........      (54,449)             -       (325,468)    (1,199,784)      (840,702)
                                               ------------   ------------   ------------   ------------   ------------
Net expenses.................................    4,463,356      4,363,931      2,136,862      4,881,842      1,594,576
                                               ------------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME........................   47,064,081     42,793,470     22,118,178     41,817,495     10,807,404
                                               ------------   ------------   ------------   ------------   ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS
  SOLD.......................................       17,402            520        (71,658)         6,086         (2,490)
                                               ------------   ------------   ------------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION ON
  INVESTMENTS................................            -              -              -              -      1,200,000
                                               ------------   ------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.................................  $47,081,483    $42,793,990    $22,046,520    $41,823,581    $12,004,914
                                               ------------   ------------   ------------   ------------   ------------
                                               ------------   ------------   ------------   ------------   ------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS  (YEAR ENDED MAY 31, 1996 AND THE SIX
                                      MONTHS ENDED NOVEMBER 30, 1996)

                                      CASH INVESTMENT    U.S. GOVERNMENT                         READY CASH      MUNICIPAL MONEY
                                           FUND               FUND          TREASURY FUND     INVESTMENT FUND      MARKET FUND
                                     -----------------   ---------------   ----------------   ----------------   ----------------
NET ASSETS -- MAY 31, 1995.........  $   1,464,303,901   $1,159,421,353    $    661,097,567   $    775,006,153   $    326,377,056
OPERATIONS:
  Net investment income............         89,052,204       77,507,593          37,457,600         61,215,967         18,883,349
  Net realized gain (loss) on
    investments....................            490,336          254,457             284,133              2,735                  -
                                     -----------------   ---------------   ----------------   ----------------   ----------------
                                            89,542,540       77,762,050          37,741,733         61,218,702         18,883,349
                                     -----------------   ---------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income -- Single
    class funds....................        (89,052,204)     (77,507,593)        (37,457,600)                 -                  -
  Net investment income -- Investor
    Shares.........................                  -                -                   -        (19,184,887)        (1,883,550)
  Net investment income -- Exchange
    Shares.........................                  -                -                   -             (5,918)                 -
  Net investment income --
    Institutional Shares...........                  -                -                   -        (42,025,162)       (16,999,799)
                                     -----------------   ---------------   ----------------   ----------------   ----------------
                                           (89,052,204)     (77,507,593)        (37,457,600)       (61,215,967)       (18,883,349)
                                     -----------------   ---------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:(a)
  Sale of shares -- Single class
    funds..........................     15,533,974,038    8,689,610,881       5,417,106,078                  -                  -
  Sale of shares -- Investor
    Shares.........................                  -                -                   -        972,589,473        123,308,710
  Sale of shares -- Exchange
    Shares.........................                  -                -                   -             10,333                  -
  Sale of shares -- Institutional
    Shares.........................                  -                -                   -      2,418,720,030      2,165,513,879
  Reinvestment of dividends --
    Single class funds.............         73,206,956       17,484,474          16,539,657                  -                  -
  Reinvestment of dividends --
    Investor Shares................                  -                -                   -         20,298,681          2,020,283
  Reinvestment of dividends --
    Exchange Shares................                  -                -                   -              6,534                  -
  Reinvestment of dividends --
    Institutional Shares...........                  -                -                   -             17,499         19,032,125
  Cost of repurchasing shares --
    Single class funds.............    (15,332,426,295)  (8,217,050,414)     (5,292,757,198)                 -                  -
  Cost of repurchasing shares --
    Investor Shares................                  -                -                   -       (787,613,307)      (115,732,342)
  Cost of repurchasing shares --
    Exchange Shares................                  -                -                   -            (47,612)                 -
  Cost of repurchasing shares --
    Institutional Shares...........                  -                -                   -     (1,844,727,840)    (1,871,062,880)
                                     -----------------   ---------------   ----------------   ----------------   ----------------
                                           274,754,699      490,044,941         140,888,537        779,253,791        323,079,775
                                     -----------------   ---------------   ----------------   ----------------   ----------------
NET ASSETS -- MAY 31, 1996.........      1,739,548,936    1,649,720,751         802,270,237      1,554,262,679        649,456,831
                                     -----------------   ---------------   ----------------   ----------------   ----------------
OPERATIONS:
  Net investment income............         47,064,081       42,793,470          22,118,178         41,817,495         10,807,404
  Net realized gain (loss) on
    investments....................             17,402              520             (71,658)             6,086             (2,490)
  Net change in unrealized
    appreciation on investments....                  -                -                   -                  -          1,200,000
                                     -----------------   ---------------   ----------------   ----------------   ----------------
                                            47,081,483       42,793,990          22,046,520         41,823,581         12,004,914
                                     -----------------   ---------------   ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income -- Single
    class funds....................        (47,064,081)     (42,793,470)        (22,118,178)                 -                  -
  Net investment income -- Investor
    Shares.........................                  -                -                   -        (11,891,490)          (913,348)
  Net investment income -- Exchange
    Shares.........................                  -                -                   -             (6,119)                 -
  Net investment income --
    Institutional Shares...........                  -                -                   -        (29,919,886)        (9,894,056)
                                     -----------------   ---------------   ----------------   ----------------   ----------------
                                           (47,064,081)     (42,793,470)        (22,118,178)       (41,817,495)       (10,807,404)
                                     -----------------   ---------------   ----------------   ----------------   ----------------
CAPITAL SHARE TRANSACTIONS:(a)
  Sale of shares -- Single class
    funds..........................      6,963,193,976    3,910,982,403       2,112,756,985                  -                  -
  Sale of shares -- Investor
    Shares.........................                  -                -                   -        415,375,557         59,205,731
  Sale of shares -- Exchange
    Shares.........................                  -                -                   -            503,629                  -
  Sale of shares -- Institutional
    Shares.........................                  -                -                   -      1,495,246,849        942,260,092
  Reinvestment of dividends --
    Single class funds.............         31,140,966        6,616,274           6,388,700                  -                  -
  Reinvestment of dividends --
    Investor Shares................                  -                -                   -          9,659,855            756,715
  Reinvestment of dividends --
    Exchange Shares................                  -                -                   -              5,664                  -
  Reinvestment of dividends --
    Institutional Shares...........                  -                -                   -             24,753          1,459,601
  Cost of repurchasing shares --
    Single class funds.............     (6,691,426,733)  (3,815,878,679)     (1,963,895,274)                 -                  -
  Cost of repurchasing shares --
    Investor Shares................                  -                -                   -       (352,581,446)       (55,528,891)
  Cost of repurchasing shares --
    Exchange Shares................                  -                -                   -           (483,247)                 -
  Cost of repurchasing shares --
    Institutional Shares...........                  -                -                   -     (1,381,097,424)      (894,501,005)
  Capital withdrawal from
    Adviser........................                  -                -                   -                  -         (1,200,000)
                                     -----------------   ---------------   ----------------   ----------------   ----------------
                                           302,908,209      101,719,998         155,250,411        186,654,190   $     52,452,243
                                     -----------------   ---------------   ----------------   ----------------   ----------------
NET ASSETS -- NOVEMBER 30, 1996
  (UNAUDITED)......................  $   2,042,474,547   $1,751,441,269    $    957,448,990   $  1,740,922,955   $    703,106,584
                                     -----------------   ---------------   ----------------   ----------------   ----------------
                                     -----------------   ---------------   ----------------   ----------------   ----------------

(a) Share transactions at net asset value of $1.00 per share.

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS                     NOVEMBER 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is registered as an open-end management investment company. The Trust currently has twenty-eight separate investment portfolios. These financial statements relate to the five money market investment portfolios of the Trust (each a "Fund"), each of which is a diversified portfolio. The Funds (and classes thereof) commenced operations on the following dates:

Cash Investment Fund..................................................................  October 14, 1987
U.S. Government Fund..................................................................  November 16, 1987
Treasury Fund.........................................................................  December 3, 1990
Ready Cash Investment Fund (Investor Shares)..........................................  January 20, 1988
Ready Cash Investment Fund (Exchange Shares)..........................................  May 9, 1994
Ready Cash Investment Fund (Institutional Shares).....................................  January 4, 1994
Municipal Money Market Fund (Investor Shares).........................................  January 7, 1988
Municipal Money Market Fund (Institutional Shares)....................................  August 3, 1993

Each share of each class represents an undivided, proportionate interest in a Fund. The Trust Instrument authorizes the issuance, by each Fund, of an unlimited number of shares of beneficial interest without par value. Exchange Shares are sold only through the exchange privilege available to shareholders of B Shares of the various fixed income and equity funds of the Trust and are subject to a contingent deferred sales charge upon redemption. Shareholders of Institutional Shares and Investor Shares incur no sales charge. The difference between these two classes is the minimum investment required and the level of transfer agent expenses.

Prior to July 31, 1993, the Trust's operation was conducted as Prime Value Funds, Inc., a Maryland corporation. On October 1, 1995, the Trust changed its name from Norwest Funds to Norwest Advantage Funds.

FINANCIAL STATEMENT PERIODS AND CHANGE OF FISCAL YEAR-For certain share classes, the earliest period presented in the financial highlights reflects operations for the period beginning with the commencement date above through the date of its then fiscal year end, as noted. Otherwise, a full year is presented.

Effective May 31, 1992, the Funds elected to change their fiscal year end to May
31. Prior to May 31, 1992, the fiscal year end was November 30.

--------------------------------------------------------------------------------
 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates and are expected to be immaterial to the net assets of the Funds.

SECURITY VALUATION-The Funds value securities utilizing the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Under this method all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the purchase price and maturity value of the issue over the period to maturity.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS-Interest income is accrued as earned. Dividends to shareholders of net investment income are declared daily and paid monthly by each Fund. Net capital gain, if any, is distributed at least annually to shareholders.

Distributions from net investment income and realized capital gain are based on amounts calculated in accordance with applicable income tax regulations. Any differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to certain income tax calculations being based on an October 31 year end and the utilization of capital loss carryovers.

EXPENSE ALLOCATION-Expenses are allocated in accordance with procedures adopted by the Board of Trustees (the "Board"). Certain expenses are allocated to the various share classes on the basis of usage of services or contractual agreements. The Funds' class specific expenses include distribution expenses, if any, transfer agent fees and expenses, and certain other expenses that are solely attributable to a class.

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)         NOVEMBER 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REALIZED GAINS AND LOSSES-Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost.

FEDERAL INCOME TAX-Each Fund has qualified, and intends to continue to qualify, as a regulated investment company and distribute all of its taxable income. Therefore, each Fund is not subject to Federal income tax. As of November 30, 1996, certain of the Funds had capital loss carryovers available to offset future capital gains as follows:

                                                                    YEAR OF EXPIRATION
                                                                   --------------------
                                                                     2003       2004       TOTAL
                                                                   ---------  ---------  ---------
Cash Investment Fund.............................................  $1,676,770 $       -  $1,676,770
U.S.Government Fund..............................................    272,447          -    272,447
Ready Cash Investment Fund.......................................     64,592          -     64,592
Municipal Money Market Fund......................................     72,404     15,350     87,754

REPURCHASE AGREEMENTS-Each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the Fund's investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell the securities. Securities received as collateral in connection with the repurchase agreements are maintained by the Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the Funds require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily based on the agreed upon repurchase rate.

VARIABLE RATE SECURITIES-For variable rate securities, the interest rate varies to reflect current market conditions. The rate shown is the effective rate on November 30, 1996. The maturity date shown represents the final maturity. For purposes of Rule 2a-7, securities generally are deemed to have a maturity of the date noted on the face of the instrument, except that certain variable rate government and short-term corporate securities are deemed to have a maturity at the date of the next readjustment of the interest rate and certain securities with demand features are deemed to have a maturity of the longer of the demand period or the period remaining until the next readjustment of the interest rate.

--------------------------------------------------------------------------------
 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER-The investment adviser of each Fund is Norwest Investment Management (the "Adviser"), a part of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Norwest Corporation. The Adviser receives an advisory fee from Cash Investment Fund, U.S. Government Fund, Treasury Fund and Ready Cash Investment Fund at annual rates of 0.20%, 0.20%, 0.20% and 0.40%, respectively, of the average daily net assets for the first $300 million of net assets of each Fund, declining to 0.12%, 0.12%, 0.12% and 0.32%, respectively, of the average daily net assets of each Fund's net assets in excess of $700 million. The Adviser receives an advisory fee from Municipal Money Market Fund at an annual rate of 0.35% of the average daily net assets for the first $500 million of net assets of the Fund, declining to 0.30% of the average daily net assets of the Fund's net assets in excess of $1 billion.

The Adviser has agreed to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily, and any related reimbursements are made monthly by the Adviser.

During the year ended May 31, 1995, the Municipal Money Market Fund obtained an $8,500,000 non-transferable Letter of Credit ("LOC") from Trust Company Bank which supports the payment of principal and interest on the Orange County Bond, due to expire on June 30, 1996, held by the Fund. The Adviser has agreed to reimburse Trust Company Bank for any payments made by it to the Fund. As of May 31, 1996, no payments were received from Trust Company Bank in connection with this LOC. On June 12, 1996, the Orange County Bond was called at par.

MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES-As manager of the Trust and distributor of its shares, Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. and Forum Administrative Services, LLC ("FAS") provide administrative services to the Funds. For their services, Forum and FAS receive management and administrative fees, respectively, from Cash Investment Fund, U.S. Government Fund and Treasury Fund

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)         NOVEMBER 30, 1996 (UNAUDITED)

--------------------------------------------------------------------------------
 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

at an annual rate of 0.05% of the average daily net assets for the first $300 million of each Fund's net assets, declining to 0.025% of the average daily net assets for each Fund's net assets in excess of $700 million. Forum and FAS receive management and administrative fees, respectively, from Ready Cash Investment Fund and Municipal Money Market Fund at an annual rate of 0.10% of the average daily net assets of each Fund attributable to each class of each Fund's shares. In addition, certain legal expenses were charged to the Trust by Forum. The amounts of legal expenses for the period ended November 30, 1996 for Cash Investment Fund, U.S. Government Fund, Treasury Fund, Ready Cash Investment Fund and Municipal Money Market Fund were: $7,898, $7,543, $4,011, $7,290 and $2,962, respectively.

Forum Financial Corp. ("FFC"), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC receives a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes and number and types of portfolio transactions within each Fund.

Norwest serves as the Trust's transfer agent, dividend disbursing agent and custodian, and is compensated for those services at an aggregate annual rate of up to 0.28% of the average daily net assets of Cash Investment Fund, U.S. Government Fund and Treasury Fund; of up to 0.15% of the average daily net assets of Ready Cash Investment Fund and Municipal Money Market Fund attributable to Institutional Shares; and of up to 0.30% of the average daily net assets attributable to the other classes of Ready Cash Investment Fund and Municipal Money Market Fund.

The Trust has adopted a Distribution Plan (the "Plan") with respect to Exchange Shares of Ready Cash Investment Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to Forum of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of Ready Cash Investment Fund attributable to Exchange Shares. No maintenance fees were incurred by the Fund during the period ended November 30, 1996. The distribution payments will be used to reimburse the distributor for (i) sales commissions at levels set from time to time by the Board not to exceed 6.25% of the amount received by the Fund for each Exchange share sold (excluding reinvestment of dividends and distributions) and (ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is based upon that rate in effect for the fixed income or equity fund from which the shareholder exchanged its shares. The Plan may be terminated by vote of a majority of the Fund's shareholders or by vote of a majority of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund may continue to pay distribution service fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the
Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan.

VOLUNTARY WAIVERS AND REIMBURSEMENTS-For the period ending November 30, 1996, fees waived by the Trust's service providers were as follows:

                                                                          FEES WAIVED
                                                             --------------------------------------
                                                             CUSTODIAN AND
                                                             TRANSFER AGENT   ADVISER    FORUM/FAS
                                                             --------------  ---------  -----------
Cash Investment Fund.......................................    $    5,038    $       -   $  49,411
U.S. Government Fund.......................................             -            -           -
Treasury Fund..............................................        65,491            -     259,977
Ready Cash Investment Fund.................................       116,734        7,042   1,076,008
Municipal Money Market Fund................................       178,726      182,515     479,461

                                                                    [LOGO]

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS                                          NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIOD

                              BEGINNING                 NET REALIZED    DIVIDENDS    DISTRIBUTIONS
                              NET ASSET      NET       AND UNREALIZED    FROM NET      FROM NET        CAPITAL      ENDING NET
                              VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT     REALIZED      CONTRIBUTION   ASSET VALUE
                                SHARE       INCOME      INVESTMENTS       INCOME         GAINS       FROM ADVISOR    PER SHARE
                              ---------   ----------   --------------   ----------   -------------   ------------   -----------
CASH INVESTMENT FUND
  Six Months Ended November
    30, 1996(f).............    $1.00       $0.025         $    -        ($0.025)        $   -          $   -          $1.00
  Year Ended May 31,
  1996......................     1.00        0.054              -         (0.054)            -              -           1.00
  1995......................     1.00        0.049              -         (0.049)            -              -           1.00
  1994......................     1.00        0.031              -         (0.031)            -              -           1.00
  1993......................     1.00        0.033              -         (0.033)            -              -           1.00
  Six Months Ended May 31,
    1992(d).................     1.00        0.021              -         (0.021)            -              -           1.00
U.S. GOVERNMENT FUND
  Six Months Ended November
    30, 1996(f).............     1.00        0.024              -         (0.024)            -              -           1.00
  Year Ended May 31,
  1996......................     1.00        0.052              -         (0.052)            -              -           1.00
  1995......................     1.00        0.047              -         (0.047)            -              -           1.00
  1994......................     1.00        0.030              -         (0.030)            -              -           1.00
  1993......................     1.00        0.030              -         (0.030)            -              -           1.00
  Six Months Ended May 31,
    1992(d).................     1.00        0.020              -         (0.020)            -              -           1.00
TREASURY FUND
  Six Months Ended November
    30, 1996(f).............     1.00        0.024              -         (0.024)            -              -           1.00
  Year Ended May 31,
  1996......................     1.00        0.050              -         (0.050)            -              -           1.00
  1995......................     1.00        0.046              -         (0.046)            -              -           1.00
  1994......................     1.00        0.028              -         (0.028)            -              -           1.00
  1993......................     1.00        0.029              -         (0.029)            -              -           1.00
  Six Months Ended May 31,
    1992(d).................     1.00        0.020              -         (0.020)            -              -           1.00
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Six Months Ended November
    30, 1996(f).............     1.00        0.024              -         (0.024)            -              -           1.00
  Year Ended May 31,
  1996......................     1.00        0.051              -         (0.051)            -              -           1.00
  1995......................     1.00        0.045              -         (0.045)            -              -           1.00
  1994......................     1.00        0.027              -         (0.027)            -              -           1.00
  1993......................     1.00        0.030              -         (0.030)            -              -           1.00
  Six Months Ended May 31,
    1992(d).................     1.00        0.020              -         (0.020)            -              -           1.00
EXCHANGE SHARES
  Six Months Ended November
    30, 1996(f).............     1.00        0.020              -         (0.020)            -              -           1.00
  Year Ended May 31,
  1996......................     1.00        0.043              -         (0.043)            -              -           1.00
  1995......................     1.00        0.038              -         (0.038)            -              -           1.00
  Period Ended May 31,
    1994(c).................     1.00        0.001              -         (0.001)            -              -           1.00
INSTITUTIONAL SHARES
  Six Months Ended November
    30, 1996(f).............     1.00        0.025              -         (0.025)            -              -           1.00
  Year Ended May 31,
  1996......................     1.00        0.054              -         (0.054)            -              -           1.00
  1995......................     1.00        0.049              -         (0.049)            -              -           1.00
  Period Ended May 31,
    1994(c).................     1.00        0.013              -         (0.013)            -              -           1.00
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Six Months Ended November
    30, 1996(f).............     1.00        0.015              -         (0.015)            -              -           1.00
  Year Ended May 31,
  1996......................     1.00        0.033              -         (0.033)            -              -           1.00
  1995......................     1.00        0.031         (0.004)        (0.031)            -          0.004           1.00
  1994......................     1.00        0.021              -         (0.021)            -              -           1.00
  1993......................     1.00        0.021              -         (0.021)            -              -           1.00
  Six Months Ended May 31,
    1992(d).................     1.00        0.014              -         (0.014)            -              -           1.00
INSTITUTIONAL SHARES
  Six Months Ended November
    30, 1996(f).............     1.00        0.016              -         (0.016)            -              -           1.00
  Year Ended May 31,
  1996......................     1.00        0.035              -         (0.035)            -              -           1.00
  1995......................     1.00        0.033         (0.004)        (0.033)            -          0.004           1.00
  Period Ended May 31,
    1994(c).................     1.00        0.019              -         (0.019)            -              -           1.00

                                      RATIOS TO
                                  AVERAGE NET ASSETS
                              --------------------------              NET ASSETS AT
                                                 NET                  END OF PERIOD
                                             INVESTMENT    TOTAL         (000'S
                              EXPENSES(A)      INCOME      RETURN       OMITTED)
                              ------------   -----------   ------     -------------
CASH INVESTMENT FUND
  Six Months Ended November
    30, 1996(f).............      0.48%(b)      5.03%(b)    5.18%(b)   $2,042,475
  Year Ended May 31,
  1996......................      0.48%         5.36%       5.50%       1,739,549
  1995......................      0.48%         4.87%       4.96%       1,464,304
  1994......................      0.49%         3.11%       3.16%       1,381,402
  1993......................      0.50%         3.29%       3.36%       1,944,948
  Six Months Ended May 31,
    1992(d).................      0.50%(b)      4.23%(b)    4.29%(b)    1,292,196
U.S. GOVERNMENT FUND
  Six Months Ended November
    30, 1996(f).............      0.50%(b)      4.87%(b)    5.01%(b)    1,751,441
  Year Ended May 31,
  1996......................      0.50%         5.13%       5.27%       1,649,721
  1995......................      0.50%         4.68%       4.81%       1,159,421
  1994......................      0.47%         3.02%       3.07%       1,091,141
  1993......................      0.45%         3.00%       3.06%         903,274
  Six Months Ended May 31,
    1992(d).................      0.45%(b)      3.99%(b)    4.07%(b)      623,685
TREASURY FUND
  Six Months Ended November
    30, 1996(f).............      0.46%(b)      4.73%(b)    4.86%(b)      957,449
  Year Ended May 31,
  1996......................      0.46%         4.91%       5.04%         802,270
  1995......................      0.46%         4.62%       4.65%         661,098
  1994......................      0.46%         2.81%       2.83%         526,483
  1993......................      0.47%         2.93%       2.98%         384,751
  Six Months Ended May 31,
    1992(d).................      0.47%(b)      4.01%(b)    4.07%(b)      374,492
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Six Months Ended November
    30, 1996(f).............      0.82%(b)      4.73%(b)    4.85%(b)      546,335
  Year Ended May 31,
  1996......................      0.82%         5.02%       5.17%         473,879
  1995......................      0.82%         4.64%       4.62%         268,603
  1994......................      0.82%         2.70%       2.74%         164,138
  1993......................      0.82%         3.04%       3.08%         162,585
  Six Months Ended May 31,
    1992(d).................      0.82%(b)      4.01%(b)    4.05%(b)      176,378
EXCHANGE SHARES
  Six Months Ended November
    30, 1996(f).............      1.57%(b)      3.99%(b)    4.06%(b)          155
  Year Ended May 31,
  1996......................      1.57%         4.32%       4.38%             129
  1995......................      1.57%         3.62%       3.69%             160
  Period Ended May 31,
    1994(c).................      1.53%(b)      2.48%(b)    2.51%(b)          151
INSTITUTIONAL SHARES
  Six Months Ended November
    30, 1996(f).............      0.48%(b)      5.05%(b)    5.20%(b)    1,194,433
  Year Ended May 31,
  1996......................      0.48%         5.59%       5.53%       1,080,255
  1995......................      0.48%         4.97%       4.98%         506,243
  Period Ended May 31,
    1994(c).................      0.43%(b)      3.12%(b)    3.17%(b)      333,464
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Six Months Ended November
    30, 1996(f).............      0.65%(b)      2.97%(b)    3.03%(b)       61,454
  Year Ended May 31,
  1996......................      0.65%         3.25%       3.31%          57,021
  1995......................      0.65%         3.10%       3.13%(e)       47,424
  1994......................      0.65%         2.03%       2.09%          33,554
  1993......................      0.65%         2.13%       2.18%          75,521
  Six Months Ended May 31,
    1992(d).................      0.63%(b)      2.81%(b)    2.89%(b)       82,678
INSTITUTIONAL SHARES
  Six Months Ended November
    30, 1996(f).............      0.45%(b)      3.17%(b)    3.24%(b)      641,652
  Year Ended May 31,
  1996......................      0.45%         3.41%       3.52%         592,436
  1995......................      0.45%         3.37%       3.33%(e)      278,953
  Period Ended May 31,
    1994(c).................      0.45%(b)      2.33%(b)    2.34%(b)      190,356

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONCLUDED)                              NOVEMBER 30, 1996

(a) During certain periods, various fees and expenses were waived and reimbursed. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:

                                           FOR THE SIX MONTHS                  YEAR ENDED MAY 31,                  SIX MONTHS
                                           ENDED NOVEMBER 30,    ----------------------------------------------   ENDED MAY 31,
                                                 1996(F)            1996        1995        1994        1993       1992(B)(D)
                                          ---------------------  ----------  ----------  ----------  ----------  ---------------
Cash Investment Fund....................            0.48%(b)          0.49%       0.50%       0.49%       0.51%         0.56%
U.S. Government Fund....................            0.50%(b)          0.51%       0.52%       0.53%       0.57%         0.61%
Treasury Fund...........................            0.53%(b)          0.56%       0.57%       0.58%       0.58%         0.59%
Ready Cash Investment Fund
  Investor shares.......................            0.83%(b)          0.87%       0.91%       0.92%       0.94%         0.93%
  Exchange shares.......................            2.77%(b)          8.24%       6.32%       1.85%(b)         -           -
  Institutional shares..................            0.67%(b)          0.72%       0.73%       0.81%(b)         -           -
Municipal Money Market Fund
  Investor shares.......................            0.88%(b)          0.88%       0.93%       0.99%       0.97%         0.96%
  Institutional shares..................            0.69%(b)          0.72%       0.74%       0.77%(b)         -           -

(b) Annualized
(c) See Note 1 of Notes to Financial Statements for periods covered.
(d) See Note 1 of Notes to Financial Statements regarding change of fiscal year.
(e) The total return for 1995 includes the effect of a capital contribution from the Adviser. Without the capital contribution, the total return would have been 2.59% for Investor shares and 2.79% for Institutional shares.
(f) Unaudited

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS                         NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE

-----------------------------------------------------------------
                        CASH INVESTMENT FUND
-----------------------------------------------------------------

 AGENCY NOTES (1.7%)
 20,000,000  Federal National Mortgage Association,
               5.30%, due 12/26/96                     $   19,997,359
 15,000,000  Student Loan Marketing Association,
               5.35% variable rate, due 11/10/98(b)        14,972,180
                                                       --------------

TOTAL AGENCY NOTES                                         34,969,539
                                                       --------------

 ASSET BACKED SECURITIES (1.6%)
 21,794,480  Capital Equipment Receivables Trust
               1996-1, Receivable Backed Notes, Class
               A-1, 5.60%, due 10/15/97(a)                 21,794,480
  8,020,954  NationsBank Auto Owner Trust, Series
               1996-A, Class A1, 5.78%, due
               8/15/97(a)                                   8,020,954
  1,795,265  Small Business Administration Guaranteed
               Loan Pool 502339, 6.125% variable
               rate, due 1/25/03(b)                         1,795,265
                                                       --------------

TOTAL ASSET BACKED SECURITIES                              31,610,699
                                                       --------------

 BANK NOTES (11.5%)
 25,000,000  Bank of Hawaii, 5.50%, due 1/3/97             24,998,952
 25,000,000  Bank of Hawaii, 5.63%, due 11/7/97            24,996,042
 20,000,000  FCC National Bank, 5.73%, due 8/21/97         19,989,004
 25,000,000  First National Bank of Maryland, 5.15%,
               due 2/26/97                                 25,002,836
 20,000,000  National Australia Bank Ltd., 5.12%, due
               2/28/97                                     19,998,607
 25,000,000  National Australia Bank Ltd., 5.80%, due
               10/3/97                                     25,013,097
 25,000,000  PNC Bank, N.A., Pittsburgh, 5.325%
               variable rate, due 12/20/96                 24,999,286
 10,000,000  PNC Bank, N.A., Pittsburgh, 5.295%
               variable rate, due 1/6/97                    9,999,259

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 25,000,000  PNC Bank, N.A., Pittsburgh, 5.275%
               variable rate, due 7/2/97               $   24,986,860
 35,000,000  Shizuoka Bank Ltd., 5.375% variable
               rate, due 10/27/97                          34,993,882
                                                       --------------

TOTAL BANK NOTES                                          234,977,825
                                                       --------------

 CERTIFICATES OF DEPOSIT (5.9%)
 10,000,000  Banco Espirito Santa E Comercial de
               Lisboa, Nassau Branch, 5.56%, due
               3/10/97                                     10,000,000
 15,000,000  Bayerische Hypotheken-und Wechsel Bank
               AG, London Branch, 5.96%, due 8/6/97        15,014,640
 15,000,000  Deutsche Bank, 5.91%, due 6/10/97             14,999,253
  5,900,000  Morgan Guaranty Trust Company of New
               York, 5.78%, due 8/5/97                      5,897,725
 25,000,000  Norinchukin Bank Ltd., 5.53%, due 1/9/97      24,999,973
 20,000,000  Sumitomo Bank Ltd., 5.41%, due 12/9/96        20,000,035
 15,000,000  Swiss Bank Corporation, 5.30%, due
               3/4/97                                      14,982,249
 15,000,000  Westpac Banking Corporation, 5.80%, due
               8/25/97                                     14,997,516
                                                       --------------

TOTAL CERTIFICATES OF DEPOSIT                             120,891,391
                                                       --------------

 COMMERCIAL PAPER (43.4%)
  5,300,000  Anchor Funding Corporation, 5.55% yield,
               due 1/24/97(a)                               5,256,695
 10,199,000  Anchor Funding Corporation, 5.55% yield,
               due 1/31/97(a)                              10,104,660
 25,000,000  Apex Funding Corporation, 5.41% yield,
               due 1/21/97(a)                              24,812,153
 43,964,000  Apex Funding Corporation, 5.45% yield,
               due 1/31/97(a)                              43,566,328
 17,773,000  Apex Funding Corporation, 5.40% yield,
               due 4/30/97(a)                              17,375,773
 13,698,000  Arena Funding Corporation, 5.53% yield,
               due 12/5/96(a)                              13,691,688

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 10,252,000  Arena Funding Corporation, 5.50% yield,
               due 1/16/97(a)                          $   10,181,518
 24,800,000  Asset Backed Capital Finance Inc., 5.52%
               yield, due 3/17/97(a)                       24,400,721
 10,100,000  Asset Backed Capital Finance Inc., 5.40%
               yield, due 4/8/97(a)                         9,907,595
 13,500,000  Asset Backed Capital Finance Inc., 5.35%
               yield, due 5/1/97(a)                        13,199,063
  6,159,000  Astro Capital Corporation, 5.50% yield,
               due 2/28/97(a)                               6,076,196
 11,230,000  Astro Capital Corporation, 5.50% yield,
               due 3/27/97(a)                              11,032,696
 10,000,000  BTM Capital Corporation, 5.41% yield,
               due 1/23/97                                  9,921,856
  9,400,000  Banner Receivables Corporation, 5.38%
               yield, due 4/7/97(a)                         9,223,163
 20,000,000  Barton Capital Corporation, 5.37%, due
               4/15/97(a)                                  19,600,234
  5,094,000  Broadway Capital Corporation, 5.47%
               yield, due 12/20/96(a)                       5,080,068
 11,000,000  CSR America, Inc., 5.46% yield, due
               2/26/97(a)                                  10,856,524
 10,000,000  Casio-Phonemate, Inc., Bank of
               Tokyo-Mitsubishi, Ltd. LOC, 5.47%
               yield, due 1/16/97                           9,932,375
 35,000,000  Corporate Asset Securitization Australia
               Ltd., Inc., 5.37% yield, due 2/7/97(a)      34,650,204
  6,996,000  Creative Capital Corporation, 5.63%
               yield, due 12/24/96(a)                       6,971,951
  5,000,000  Diamond Lease (USA) Inc., Bank of
               Tokyo-Mitsubishi, Ltd. LOC, 5.41%
               yield, due 1/23/97                           4,960,928
 15,000,000  Finance One Funding Corporation, Credit
               Suisse LOC, 5.47% yield, due 2/26/97        14,803,992

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 20,000,000  Franklin Resources, Inc., 5.45% yield,
               due 2/3/97                              $   19,811,875
 10,000,000  Gotham Funding Corporation, 5.53% yield,
               due 12/4/96(a)                               9,996,928
 15,000,000  Gotham Funding Corporation, 5.42% yield,
               due 1/16/97(a)                              14,898,375
 10,000,000  Gotham Funding Corporation, 5.38% yield,
               due 2/11/97(a)                               9,893,895
 15,000,000  Gotham Funding Corporation, 5.43% yield,
               due 2/14/97(a)                              14,832,575
 14,656,000  Gotham Funding Corporation, 5.38% yield,
               due 2/18/97(a)                              14,485,161
 17,000,000  Industrial Funding Corporation, 5.40%
               yield, due 1/17/97                          16,882,700
  3,475,000  Industrial Funding Corporation, 5.41%
               yield, due 1/31/97                           3,443,667
 46,000,000  Industrial Funding Corporation, 5.40%
               yield, due 2/5/97                           45,551,500
 23,474,000  Jet Funding Corporation, 5.48% yield,
               due 12/2/96                                 23,474,000
 22,550,000  Mitsubishi Motor Credit of America Inc.,
               Bank of Toyko-Mitsubishi LOC, 5.48%
               yield, due 12/2/96                          22,550,000
 20,000,000  Mitsubishi Motor Credit of America Inc.,
               Series D, Industrial Bank of Japan
               LOC, 5.40% yield, due 1/15/97               19,868,000
 20,000,000  Nomura Holding America, 5.40% yield, due
               1/9/97                                      19,886,000
 31,650,000  Nordbanken North America, Inc., 5.67%
               yield, due 3/7/97                           31,176,437
 15,000,000  Oak Funding Corporation, 5.41% yield,
               due 1/21/97                                 14,887,292
  8,000,000  Oak Funding Corporation, 5.41% yield,
               due 1/31/97                                  7,927,867

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 10,000,000  Orix America, Inc., Industrial Bank of
               Japan LOC, 5.40% yield, due 1/13/97     $    9,937,000
  3,500,000  Orix America, Inc., Norinchukin Bank,
               Ltd. LOC, 5.55% yield, due 2/14/97           3,460,071
  7,000,000  Orix America, Inc., Sanwa Bank, Ltd.
               LOC, 5.42% yield, due 2/14/97                6,953,629
 15,000,000  Province of Quebec, 5.45% yield, due
               5/16/97                                     14,625,313
 13,184,000  Riverside Funding, Inc., Bank of
               Toyko-Mitsubishi, Ltd. LOC, 5.43%
               yield, due 2/5/97                           13,054,742
 15,000,000  SRD Finance, Inc., Sumitomo Bank Ltd.
               LOC, 5.59% yield, due 12/5/96               14,993,013
  7,000,000  Shimizu International Finance, Inc., Dai
               Ichi Kangyo Bank LOC, 5.45% yield, due
               1/24/97                                      6,943,835
 16,497,000  Strait Capital Corporation, 5.38% yield,
               due 3/18/97                                 16,235,670
 29,461,000  Strategic Asset Funding Corporation,
               5.40% yield, due 2/28/97                    29,072,115
 10,000,000  Sumitomo Bank Capital Markets, Inc.
               5.54% yield, due 12/6/96                     9,993,844
 25,000,000  Sumitomo Bank Capital Markets, Inc.
               5.41% yield, due 2/14/97                    24,699,240
 20,000,000  Svenska Handelsbanken, Inc., 5.65%
               yield, due 3/10/97                          19,692,390
 22,000,000  Toshiba America, Inc., 5.43% yield, due
               2/10/97                                     21,767,717
 11,430,000  Tri-Lateral Capital, Inc., 5.55% yield,
               due 1/6/97(a)                               11,368,326
 12,680,000  Tri-Lateral Capital, Inc., 5.47% yield,
               due 1/13/97(a)                              12,599,081
 35,000,000  Tri-Lateral Capital, Inc., 5.45% yield,
               due 1/17/97(a)                              34,756,265
 12,858,000  WMX Technologies, Inc., 5.65% yield, due
               3/4/97(a)                                   12,672,345

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 16,575,000  WMX Technologies, Inc., 5.65% yield, due
               3/11/97(a)                              $   16,317,466
                                                       --------------

TOTAL COMMERCIAL PAPER                                    884,314,715
                                                       --------------

 CORPORATE NOTES (22.2%)
 32,000,000  Asset Backed Trust 1995 Series A-1,
               5.395% variable rate, due 12/10/97(a)       31,999,990
 27,500,000  Asset Backed Trust 1995 Series A-3,
               5.385% variable rate, due 4/15/97(a)        27,500,000
 35,000,000  Asset Backed Trust 1996 Series A-5,
               5.425% variable rate, due 3/17/97(a)        35,000,000
 10,000,000  Asset Backed Trust 1996 Series M, 5.375%
               variable rate, due 10/15/97(a)              10,000,000
 50,000,000  Bear Stearns Companies, Inc., 5.05%
               variable rate, due 10/22/97                 50,000,000
 25,000,000  Bear Stearns Companies, Inc., 5.525%
               variable rate, due 3/15/01(b)               25,000,000
 15,000,000  CS First Boston, Inc., 5.6625% variable
               rate, due 9/15/00(b)                        15,000,000
 13,600,000  Cargill, Inc., 8.25%, due 3/6/97              13,697,956
  9,770,000  Caterpillar Financial Services
               Corporation Medium Term Notes, 7.46%,
               due 10/15/97                                 9,911,414
  8,150,000  Ford Motor Credit Company, 7.875%, due
               1/15/97                                      8,177,020
 10,000,000  General Electric Capital Corporation,
               7.98%, due 12/15/96                         10,009,188
  5,000,000  General Electric Capital Corporation,
               5.05%, due 2/3/97                            5,000,329
 15,000,000  IBM Credit Corporation, 5.70%, due
               5/22/97                                     14,976,000
 30,000,000  Merrill Lynch & Company, Inc., 5.375%
               variable rate, due 3/14/97                  30,000,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 40,000,000  Morgan Stanley Group, Inc., 5.725%
               variable rate, due 3/15/01(b)           $   40,000,000
 25,000,000  Morgan Stanley Group, Inc., 5.60%
               variable rate, due 5/15/01(b)               25,000,000
 15,000,000  PepsiCo, Inc., 7.75%, due 2/28/97             15,091,887
  7,050,000  Potomac Electric Power Company, 6.70%,
               due 5/28/97                                  7,087,627
 15,000,000  Restructured Asset Certificaties, Series
               1996 MM-2-2, 5.65% variable rate, due
               1/10/00(a)(b)                               15,000,000
  2,000,000  Security Pacific Corporation, 7.75%, due
               12/1/96                                      2,000,000
 16,800,000  Southern California Edison Company,
               5.90%, due 1/15/97                          16,811,500
 25,000,000  Structured Product Asset Return
               Certificate Trusts, Series 96-12,
               5.475% variable rate, due 10/22/97(a)       25,000,000
 20,000,000  Toyota Motor Credit Corporation, 5.00%,
               due 2/26/97                                 19,994,644
                                                       --------------

TOTAL CORPORATE NOTES                                     452,257,555
                                                       --------------

 MUNICIPAL BONDS & NOTES (2.2%)
 12,300,000  Calcasieu Parish Inc., LA, Industrial
               Development Board, Environmental
               Revenue Bonds, Series 1996, ABN AMRO
               Bank N.V. LOC, 5.33%, due 12/9/96           12,299,505
  8,300,000  Durham, NC, Certificates of
               Participation, Series B, 5.45%
               variable rate, due 7/1/03(b)                 8,300,000
 20,000,000  New York, NY, Series B12, Bayerische
               Landesbank Girozentrale LOC, 5.80%,
               due 1/15/97                                 20,000,000

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  CASH INVESTMENT FUND (concluded)
-----------------------------------------------------------------
  5,200,000  Ridgefield, CT, Bond Anticipation Notes,
               5.85%, due 11/7/97                      $    5,206,848
                                                       --------------

TOTAL MUNICIPAL BONDS & NOTES                              45,806,353
                                                       --------------

 TIME DEPOSITS (10.0%)
 56,000,000  Banca Commerciale Italiana Spa Canada,
               Toronto, 5.8125%, due 12/2/96               56,000,000
 56,000,000  Bank of Tokyo-Mitsubishi, Ltd., 5.75%,
               due 12/2/96                                 56,000,000
 53,000,000  Banque Bruxelles Lambert, 5.625%, due
               12/2/96                                     53,000,000
 39,562,624  Sanwa Bank, Ltd., 5.75%, due 12/2/96          39,562,624
                                                       --------------

TOTAL TIME DEPOSITS                                       204,562,624
                                                       --------------

 OTHER INVESTMENTS (1.5%)
 15,000,000  American General Finance Inc., Master
               Note                                        15,000,000
 15,000,000  General Electric Company, Master Note         15,000,000
                                                       --------------

TOTAL OTHER INVESTMENTS                                    30,000,000
                                                       --------------

TOTAL INVESTMENTS (100.0%)                             $2,039,390,701
                                                       --------------
                                                       --------------
-----------------------------------------------------------------
                        U.S. GOVERNMENT FUND
-----------------------------------------------------------------

 AGENCY NOTES (20.1%)
 35,000,000  Federal Farm Credit Bank, 5.38% variable
               rate, due 4/1/97                        $   34,999,177
 20,000,000  Federal Farm Credit Bank, 5.93%, due
               7/1/97                                      19,985,384
 10,000,000  Federal Home Loan Bank, 5.63%, due
               12/17/97                                    10,000,000
 15,000,000  Federal National Mortgage Association,
               5.30%, due 12/26/96                         14,998,018
 32,260,000  Federal National Mortgage Association,
               5.94% variable rate, due 1/15/97            32,279,918

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  U.S. GOVERNMENT FUND (continued)
-----------------------------------------------------------------
 20,000,000  Federal National Mortgage Association,
               7.68%, due 1/27/97                      $   20,065,185
 15,000,000  Federal National Mortgage Association,
               5.05%, due 3/14/97                          14,979,961
 50,000,000  Federal National Mortgage Association,
               5.32% variable rate, due 11/25/97           49,961,862
  5,000,000  Student Loan Marketing Association,
               5.41% variable rate, due 8/4/97              4,996,068
 12,000,000  Student Loan Marketing Association,
               5.51% variable rate, due 10/30/97           12,015,636
 10,150,000  Student Loan Marketing Association,
               5.82%, due 11/7/97                          10,150,000
 31,500,000  Student Loan Marketing Association,
               5.51% variable rate, due 1/21/98(b)         31,531,011
 48,250,000  Student Loan Marketing Association,
               5.46% variable rate, due 2/17/98(b)         48,221,324
 25,000,000  Student Loan Marketing Association,
               5.405% variable rate, due 4/21/98(b)        24,995,036
 25,980,000  Student Loan Marketing Association,
               5.35% variable rate, due 8/20/98(b)         25,945,216
                                                       --------------

TOTAL AGENCY NOTES                                        355,123,796
                                                       --------------

 DISCOUNT NOTES (56.4%)
 31,875,000  Federal Farm Credit Bank, 5.42% yield,
               due 1/9/97                                  31,692,640
 40,000,000  Federal Home Loan Bank, 5.29% yield, due
               12/3/96                                     39,994,122
 25,000,000  Federal Home Loan Bank, 5.29% yield, due
               12/6/96                                     24,985,306
 25,000,000  Federal Home Loan Bank, 5.12% yield, due
               12/16/96                                    24,950,222
 25,000,000  Federal Home Loan Bank, 5.19% yield, due
               12/19/96                                    24,938,729
 25,000,000  Federal Home Loan Bank, 5.16% yield, due
               12/27/96                                    24,910,417

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  U.S. GOVERNMENT FUND (continued)
-----------------------------------------------------------------
 20,000,000  Federal Home Loan Bank, 5.43% yield, due
               12/31/96                                $   19,912,517
 25,000,000  Federal Home Loan Bank, 5.24% yield, due
               1/13/97                                     24,847,167
 25,000,000  Federal Home Loan Bank, 5.23% yield, due
               1/23/97                                     24,811,320
 49,885,000  Federal Home Loan Bank, 5.26% yield, due
               2/3/97                                      49,416,332
 50,000,000  Federal Home Loan Bank, 5.21% yield, due
               2/18/97                                     49,435,583
 25,000,000  Federal Home Loan Bank, 5.24% yield, due
               02/24/97                                    24,694,334
 29,700,000  Federal Home Loan Bank, 5.42% yield, due
               3/17/97                                     29,230,493
 25,000,000  Federal Home Loan Bank, 5.24% yield, due
               3/26/97                                     24,585,168
 10,015,000  Federal Home Loan Bank, 5.26% yield, due
               4/9/97                                       9,827,698
 50,000,000  Federal Home Loan Mortgage Corporation,
               5.27% yield, due 12/12/96                   49,926,806
 18,695,000  Federal Home Loan Mortgage Corporation,
               5.21% yield, due 12/30/96                   18,619,244
 20,000,000  Federal Home Loan Mortgage Corporation,
               5.23% yield, due 1/31/97                    19,825,667
 49,250,000  Federal Home Loan Mortgage Corporation,
               5.45% yield, due 2/7/97                     48,761,156
 20,000,000  Federal Home Loan Mortgage Corporation,
               5.23% yield, due 2/18/97                    19,773,367
 50,000,000  Federal Home Loan Mortgage Corporation,
               5.23% yield, due 2/21/97                    49,411,626
 25,000,000  Federal Home Loan Mortgage Corporation,
               5.20% yield, due 02/24/97                   24,696,667
 25,000,000  Federal Home Loan Mortgage Corporation,
               5.22% yield, due 3/5/97                     24,662,875
  9,703,000  Federal Home Loan Mortgage Corporation,
               5.27% yield, due 4/1/97                      9,532,551

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE

-----------------------------------------------------------------
                  U.S. GOVERNMENT FUND (continued)
-----------------------------------------------------------------
 34,200,000  Federal National Mortgage Association,
               5.38% yield, due 12/6/96                $   34,179,556
 25,000,000  Federal National Mortgage Association,
               5.38% yield, due 12/17/96                   24,943,958
 20,000,000  Federal National Mortgage Association,
               5.23% yield, due 1/9/97                     19,889,589
  6,115,000  Federal National Mortgage Association,
               5.21% yield, due 1/16/97                     6,075,176
 25,000,000  Federal National Mortgage Association,
               5.21% yield, due 2/12/97                    24,739,750
 20,000,000  Federal National Mortgage Association,
               5.30% yield, due 2/28/97                    19,740,889
 17,500,000  Federal National Mortgage Association,
               5.23% yield, due 3/3/97                     17,268,866
 10,000,000  Federal National Mortgage Association,
               5.45% yield, due 3/7/97                      9,856,181
 35,000,000  Federal National Mortgage Association,
               5.45% yield, due 3/10/97                    34,480,736
 41,000,000  Federal National Mortgage Association,
               5.34% yield, due 3/17/97                    40,361,425
 25,000,000  Federal National Mortgage Association,
               5.26% yield, due 4/16/97                    24,506,876
 25,000,000  Federal National Mortgage Association,
               5.30% yield, due 6/9/97                     24,304,376
 10,000,000  Federal National Mortgage Association,
               5.42% yield, due 7/9/97                      9,670,285
 10,000,000  Tennessee Valley Authority, 5.18% yield,
               due 1/24/97                                  9,923,740
                                                       --------------

TOTAL DISCOUNT NOTES                                     $993,383,410
                                                       --------------

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  U.S. GOVERNMENT FUND (continued)
-----------------------------------------------------------------

 REPURCHASE AGREEMENTS (23.5%)
 63,708,000  BA Securities, Inc., 5.60%, due 12/2/96,
               to be repurchased at $63,737,730.
               Collateralized by $35,000,000 Federal
               Farm Credit Bank Discount Notes,
               5.26%, due 2/18/97; $10,000,000
               Federal Farm Credit Bank Discount
               Notes, 5.20%, due 2/26/97; $19,950,000
               U.S. Treasury Notes, 6.125%, due
               3/31/97                                 $   63,708,000
 88,203,562  BA Securities, Inc., 5.65%, due 12/2/96,
               to be repurchased at $88,245,091.
               Collateralized by $1,837,500 Federal
               Farm Credit Bank Discount Notes,
               5.26%, due 12/31/96; $3,675,000
               Federal Farm Credit Bank Discount
               Notes, 5.33%, due 5/23/97; $11,484,375
               Federal Home Loan Mortgage Corporation
               Discount Notes, 5.27%, due 1/2/97;
               $11,484,375 Federal National Mortgage
               Association Discount Notes, 5.30%, due
               12/27/96; $12,403,125 Federal National
               Mortgage Association Discount Notes,
               5.20%, due 2/27/97; $3,675,000 Federal
               National Mortgage Association Discount
               Notes, 5.23%, due 3/3/97; $11,484,375
               Federal National Mortgage Association
               Discount Notes, 5.35%, due 6/24/97;
               $2,756,250 Student Loan Marketing
               Association Discount Notes, 5.19%,

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
                  U.S. GOVERNMENT FUND (continued)
-----------------------------------------------------------------
               due 12/2/96; $20,134,406 U.S. Treasury
               Bills, 5.06%, due 12/12/96; $7,809,375
               U.S. Treasury Bills, 4.93%, due
               1/16/97; $6,890,625 U.S. Treasury
               Notes, 7.50%, due 12/31/96              $   88,203,562
111,235,484  Chase Securities, Inc., 5.65%, due
               12/2/96, to be repurchased at
               $111,287,857; Collateralized by
               $25,000,000 Federal Home Loan Bank
               Discount Notes, 5.19%, due 12/6/96;
               $80,000,000 Federal Home Loan Mortgage
               Corporation Discount Notes, 5.32%, due
               12/9/96; $40,000,000 Federal Home Loan
               Mortgage Corporation Discount Notes,
               5.32%, due 12/11/96; $8,700,000
               Federal Home Loan Mortgage Corporation
               Discount Notes, 5.32%, due 12/12/96        111,235,484
150,000,000  Bear, Stearns & Co., Inc., 5.65%
               variable rate, due 12/5/96, available
               on demand at 150,000,000 plus accrued
               interest, Collateralized by
               $28,830,000 U.S. Treasury Bills,
               5.16%, due 1/2/97, $50,000,000 U.S.
               Treasury Strip Notes, 5.03%, due
               2/15/97, $10,000,000 U.S. Treasury
               Strip Notes, 5.17%, 8/15/97,
               $68,880,000 U.S. Treasury Strip Notes,
               5.37%, due 11/15/97                        150,000,000
                                                       --------------

TOTAL REPURCHASE AGREEMENTS                               413,147,046
                                                       --------------

TOTAL INVESTMENTS (100.0%)                             $1,761,654,252
                                                       --------------
                                                       --------------

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE

-----------------------------------------------------------------
                            TREASURY FUND
-----------------------------------------------------------------

 TREASURY BILLS (65.5%)
 75,000,000  U.S. Treasury, 4.90% yield, due 12/5/96   $   74,969,333
 75,000,000  U.S. Treasury, 5.14% yield, due 12/12/96      74,894,722
 75,000,000  U.S. Treasury, 4.82% yield, due 12/19/96      74,826,046
 80,000,000  U.S. Treasury, 4.95% yield, due 1/9/97        79,580,707
 59,555,000  U.S. Treasury, 4.98% yield, due 1/16/97       59,184,395
 70,000,000  U.S. Treasury, 4.99% yield, due 1/23/97       69,494,517
 45,000,000  U.S. Treasury, 5.03% yield, due 2/6/97        44,586,813
 75,000,000  U.S. Treasury, 5.02% yield, due 4/3/97        73,722,390
                                                       --------------

TOTAL TREASURY BILLS                                      551,258,923
                                                       --------------

 TREASURY NOTES (34.5%)
 50,000,000  U.S. Treasury, 6.50%, due 12/2/96             50,000,000
 25,000,000  U.S. Treasury, 7.25%, due 12/2/96             25,000,000
 75,000,000  U.S. Treasury, 7.50%, due 1/31/97             75,257,165
 60,000,000  U.S. Treasury, 4.75%, due 2/15/97             59,909,648
 60,000,000  U.S. Treasury, 6.625%, due 3/31/97            60,244,549
 20,000,000  U.S. Treasury, 6.50%, due 4/30/97             20,077,912
                                                       --------------

TOTAL TREASURY NOTES                                      290,489,274
                                                       --------------

TOTAL INVESTMENTS (100.0%)                               $841,748,197
                                                       --------------
                                                       --------------
-----------------------------------------------------------------
                     READY CASH INVESTMENT FUND
-----------------------------------------------------------------

 AGENCY NOTES (3.3%)
 30,000,000  Federal Farm Credit Bank, 5.93%, due
               7/1/97                                  $   29,978,075
 15,000,000  Federal National Mortgage Association,
               5.30%, due 12/26/96                         14,998,018

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
               READY CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 13,000,000  Student Loan Marketing Association,
               5.35% variable rate, due 11/10/98(b)    $   12,975,889
                                                       --------------

TOTAL AGENCY NOTES                                         57,951,982
                                                       --------------

 ASSET BACKED SECURITIES (3.6%)
 17,435,584  Capital Equipment Receivables Trust
               1996-1, Receivable Backed Notes, Class
               A-1, 5.60%, due 10/15/97(a)                 17,435,584
  8,020,954  NationsBank Auto Owner Trust, Series
               1996-A, Class A1, 5.776%, due
               8/15/97(a)                                   8,020,954
  1,709,495  Small Business Administration Pool
               502524, 6.00% variable rate, due
               2/25/04(b)                                   1,709,495
 35,000,000  WFP Tower B Finance Corporation,
               Short-Term STEERS Trust, Series 1996
               A, 5.41% variable rate, due 12/8/97(a)      34,993,202
                                                       --------------

TOTAL ASSET BACKED SECURITIES                              62,159,235
                                                       --------------
 BANK NOTES (12.1%)
 15,000,000  Bank of Hawaii, 5.50%, due 1/3/97             14,999,370
 20,000,000  Bank of Hawaii, 5.63%, due 11/7/97            19,996,835
 15,000,000  FCC National Bank, 5.73%, due 8/21/97         14,991,755
 15,000,000  First National Bank of Maryland, 5.15%,
               due 2/26/97                                 15,001,702
  5,000,000  National Australia Bank Ltd., 5.12%, due
               2/28/97                                      4,999,652
 50,000,000  National Australia Bank Ltd., 5.80%, due
               10/3/97                                     50,011,603
 25,000,000  PNC Bank, N.A., Pittsburgh, 5.325%
               variable rate, due 12/20/96                 24,999,286

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
               READY CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 15,000,000  PNC Bank, N.A., Pittsburgh, 5.295%
               variable rate, due 1/6/97               $   14,998,887
 25,000,000  PNC Bank, N.A., Pittsburgh, 5.275%
               variable rate, due 7/2/97                   24,986,860
 25,000,000  Shizuoka Bank Ltd., 5.375% variable
               rate, due 8/25/97                           25,000,000
                                                       --------------

TOTAL BANK NOTES                                          209,985,950
                                                       --------------

 CERTIFICATES OF DEPOSIT (5.7%)
 13,000,000  Bayerische Hypotheken-und Wechsel Bank
               AG, London Branch, 5.96%, due 8/6/97        13,012,688
 10,000,000  Deutsche Bank, 5.91%, due 6/10/97              9,999,502
 25,000,000  Dresdner Bank AG, 5.05%, due 2/26/97          24,998,299
 10,400,000  Societe Generale, 6.03%, due 7/21/97          10,410,959
 15,000,000  Sumitomo Bank Ltd., 5.41%, due 12/9/96        15,000,027
 15,000,000  Swiss Bank Corporation, 5.30%, due
               3/4/97                                      14,982,249
 10,000,000  Westpac Banking Corporation, 5.80%, due
               8/25/97                                      9,998,343
                                                       --------------

TOTAL CERTIFICATES OF DEPOSIT                              98,402,067
                                                       --------------

 COMMERCIAL PAPER (45.3%)
 52,414,000  Anchor Funding Corporation, 5.55% yield,
               due 1/17/97(a)                              52,050,427
 12,000,000  Anchor Funding Corporation, 5.40% yield,
               due 2/7/97(a)                               11,879,400
  5,391,000  Apex Funding Corporation, 5.35% yield,
               due
               12/30/96(a)                                  5,368,568
 18,000,000  Apex Funding Corporation, 5.41% yield,
               due 1/21/97(a)                              17,864,750
 31,208,000  Apex Funding Corporation, 5.41% yield,
               due 1/31/97(a)                              30,926,506
 10,000,000  Asset Backed Capital Finance Inc., 5.40%
               yield, due 4/8/97(a)                         9,809,500

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
               READY CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 20,000,000  Asset Backed Capital Finance Inc., 5.35%
               yield, due 5/1/97(a)                    $   19,554,167
 20,000,000  Atlas Funding Corporation, 5.35% yield,
               due 12/5/96(a)                              19,991,083
 35,137,000  Atlas Funding Corporation. 5.42% yield,
               due 2/19/97(a)                              34,719,084
 10,000,000  BTM Capital Corporation, 5.41% yield,
               due 1/23/97                                  9,921,856
 20,000,000  Bank of Scotland, 5.60% yield, due
               2/24/97                                     19,738,667
  9,000,000  Banner Receivables Corporation, 5.38%
               yield, due 4/7/97(a)                         8,830,688
 25,000,000  Barton Capital Corporation, 5.37%, due
               4/15/97(a)                                  24,500,293
 11,600,000  Beta Finance, Inc., 5.46% yield, due
               2/7/97(a)                                   11,482,125
 21,000,000  Casio-Phonemate, Inc., Bank of
               Tokyo-Mitsubishi, Ltd. LOC, 5.40%
               yield, due 1/15/97                          20,861,400
 26,587,000  FP Funding Corporation, 5.60% yield, due
               1/2/97(a)                                   26,458,792
  5,000,000  Finance One Funding Corporation, Credit
               Suisse LOC, 5.47% yield, due 2/26/97         4,934,664
  5,000,000  Gotham Funding Corporation, 5.53% yield,
               due 12/4/96(a)                               4,998,464
 32,995,000  Gotham Funding Corporation, 5.48% yield,
               due 12/16/96(a)                             32,924,684
  8,671,000  Gotham Funding Corporation, 5.42% yield,
               due 1/16/97(a)                               8,612,254
  3,092,000  Gotham Funding Corporation, 5.55% yield,
               due 2/3/97(a)                                3,061,969
 15,000,000  Gotham Funding Corporation, 5.38% yield,
               due 2/11/97(a)                              14,840,842
 10,000,000  Gotham Funding Corporation, 5.43% yield,
               due 2/14/97(a)                               9,888,384

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
               READY CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 10,000,000  Gotham Funding Corporation, 5.38% yield,
               due 2/18/97(a)                          $    9,883,434
 24,000,000  Industrial Funding Corporation, 5.40%
               yield, due 2/5/97                           23,766,000
  6,337,000  Iris Partners L.P., Sumitomo Bank Ltd.
               LOC, 5.40% yield, due 2/6/97                 6,274,264
 46,359,000  Jet Funding Corporation, 5.65% yield,
               due 12/2/96                                 46,359,000
 20,000,000  Nomura Holding America, 5.40% yield, due
               1/9/97                                      19,886,000
 10,000,000  Oak Funding Corporation, 5.41% yield,
               due 1/21/97                                  9,924,862
 10,000,000  Orix America, Inc., Industrial Bank of
               Japan LOC, 5.40% yield, due 1/13/97          9,937,000
  9,500,000  Orix America, Inc., Industrial Bank of
               Japan LOC, 5.62% yield, due 2/27/97          9,370,975
 15,000,000  Orix America, Inc., Norinchukin Bank,
               Ltd. LOC, 5.60% yield, due 2/27/97          14,797,000
 18,790,000  Orix America, Inc., Sanwa Bank, Ltd.
               LOC, 5.63% yield, due 12/2/96               18,790,000
 40,000,000  Province of Quebec, 5.41% yield, due
               2/13/97                                     39,561,189
  5,000,000  Province of Quebec, 5.45% yield, due
               5/16/97                                      4,875,105
 10,000,000  SRD Finance, Inc., Sumitomo Bank Ltd.
               LOC, 5.59% yield, due 12/5/96                9,995,342
 18,625,000  Strategic Asset Funding Corporation,
               5.47% yield, due 12/2/96                    18,625,000
 14,450,000  Sumitomo Bank Capital Markets, Inc.,
               5.58% yield, due 1/30/97                    14,317,973
 20,000,000  Sumitomo Bank Capital Markets, Inc.,
               5.42% yield, due 2/7/97                     19,798,256

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
               READY CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
  5,000,000  Sumitomo Bank Capital Markets, Inc.,
               5.42% yield, due 2/14/97                $    4,944,295
 13,500,000  Sumitomo Corporation of America, 5.46%
               yield, due 12/2/96                          13,500,000
 15,000,000  Svenska Handelsbanken, Inc., 5.65%
               yield, due 3/10/97                          14,769,292
 15,000,000  Toshiba America, Inc., 5.43% yield, due
               2/21/97                                     14,816,738
 12,900,000  Tri-Lateral Capital, Inc., 5.48% yield,
               due 12/2/96(a)                              12,900,000
 10,000,000  Tri-Lateral Capital, Inc., 5.55% yield,
               due 1/6/97(a)                                9,946,042
  7,910,000  Tri-Lateral Capital, Inc., 5.45% yield,
               due 1/17/97(a)                               7,854,916
  4,560,000  Tri-Lateral Capital, Inc., 5.42% yield,
               due 1/31/97(a)                               4,518,808
  6,640,000  Tri-Lateral Capital, Inc., 5.42% yield,
               due 2/3/97(a)                                6,577,020
 19,123,000  WMX Technologies, Inc., 5.65% yield, due
               3/11/97(a)                                  18,825,877
                                                       --------------

TOTAL COMMERCIAL PAPER                                    788,032,955
                                                       --------------

 CORPORATE NOTES (21.5%)
 15,000,000  Asset Backed Trust 1995 Series A-1,
               5.395% variable rate, due 12/10/97(a)       15,000,000
 22,000,000  Asset Backed Trust 1995 Series A-3,
               5.385% variable rate, due 4/15/97(a)        22,000,000
 15,000,000  Asset Backed Trust 1996 Series A-4,
               5.405% variable rate, due 1/15/97(a)        14,999,944
 30,000,000  Asset Backed Trust 1996 Series A-5,
               5.425% variable rate, due 3/17/97(a)        30,000,000
 15,000,000  Asset Backed Trust 1996 Series M, 5.375%
               variable rate, due 10/15/97(a)              15,000,000
 31,200,000  BT Securities Corporation, 5.75%
               variable rate, due 2/3/97                   31,205,815
 25,000,000  Bear Stearns Companies, Inc., 5.405%
               variable rate, due 10/22/97                 25,000,000

FACE/SHARE                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------------------------------------------------------------
               READY CASH INVESTMENT FUND (continued)
-----------------------------------------------------------------
 25,000,000  Bear Stearns Companies, Inc., 5.525%
               variable rate, due 3/15/01(b)           $   25,000,000
 10,000,000  Beta Finance, Inc., 5.79%, due
               8/13/97(a)                                  10,011,775
 10,000,000  CS First Boston, Inc., 5.6625% variable
               rate, due 9/15/00(b)                        10,000,000
 10,750,000  General Electric Capital Corporation,
               7.82%, due 1/20/97                          10,780,798
 10,000,000  IBM Credit Corporation, 5.00%, due
               2/28/97                                      9,978,187
 20,000,000  Merrill Lynch & Company, Inc., 5.375%
               variable rate, due 3/14/97                  20,000,000
 30,000,000  Morgan Stanley Group, Inc., 5.725%
               variable rate, due 3/15/01(b)               30,000,000
 25,000,000  Morgan Stanley Group, Inc., 5.60%
               variable rate, due 5/15/01(b)               25,000,000
  9,000,000  NationsBank Corporation, 7.50%, due
               2/15/97                                      9,040,481
 10,000,000  PepsiCo, Inc., 7.75%, due 2/28/97             10,061,257
 15,000,000  Restructured Asset Certificaties, Series
               1996 MM-2-2, 5.65% variable rate, due
               1/10/00(a)(b)                               15,000,000
 10,000,000  Sony Capital Corporation, 7.27%, due
               2/14/97                                     10,041,474
 25,000,000  Structured Product Asset Return
               Certificate Trusts, Series 96-12,
               5.475% variable rate, due 10/22/97(a)       25,000,000
 10,000,000  Toyota Motor Credit Corporation, 5.00%,
               due 2/26/97                                  9,997,317
                                                       --------------

TOTAL CORPORATE NOTES                                     373,117,048
                                                       --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE

  -----------------------------------------------------------------
                 READY CASH INVESTMENT FUND (continued)
  -----------------------------------------------------------------

   MUNICIPAL BONDS & NOTES (0.9%)
   16,000,000  New York, NY, Series B12, Bayerische
                 Landesbank Girozentrale LOC, 5.80%,
                 due 1/15/97                             $   16,000,000
                                                         --------------

  TOTAL MUNICIPAL BONDS & NOTES                              16,000,000
                                                         --------------
   TIME DEPOSITS (6.2%)
   26,000,000  Banca Commerciale Italiana Spa Canada,
                 Toronto, 5.8125%, due 12/2/96               26,000,000
   26,000,000  Bank of Tokyo-Mitsubishi, Ltd., 5.75%,
                 due 12/2/96                                 26,000,000
   32,000,000  Banque Bruxelles Lambert, 5.625%, due
                 12/2/96                                     32,000,000
   24,674,299  Sanwa Bank, Ltd., 5.75%, due 12/2/96          24,674,299
                                                         --------------

  TOTAL TIME DEPOSITS                                       108,674,299
                                                         --------------

   OTHER INVESTMENTS (1.4%)
   15,000,000  American General Finance Inc., Master
                 Note                                        15,000,000
   10,000,000  General Electric Company, Master Note         10,000,000
                                                         --------------

  TOTAL OTHER INVESTMENTS                                    25,000,000
                                                         --------------

  TOTAL INVESTMENTS (100.0%)                             $1,739,323,536
                                                         --------------
                                                         --------------
  -----------------------------------------------------------------
                       MUNICIPAL MONEY MARKET FUND
  -----------------------------------------------------------------

   ALASKA (2.1%)
    2,110,000  Alaska State Housing Finance
                 Corporation, Housing Revenue Bonds,
                 Series A, MBIA insured, 3.75%, due
                 6/1/97                                  $    2,110,000
   12,000,000  Alaska State Housing Finance
                 Corporation, Housing Revenue Bonds,
                 Series C, 3.60% variable rate, due
                 6/1/26(b)                                   12,000,000
                                                         --------------

  TOTAL ALASKA                                               14,110,000
                                                         --------------

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------

   ARIZONA (0.6%)
    4,400,000  Chandler, AZ, Industrial Development
                 Revenue Bonds, Parsons Municipal
                 Services, Inc., National Westminster
                 Bank, USA LOC, 3.60% variable rate,
                 due 12/15/09(b)                         $    4,400,000
                                                         --------------

  TOTAL ARIZONA                                               4,400,000
                                                         --------------

   ARKANSAS (0.5%)
    2,500,000  Arkansas State Development Finance
                 Authority, Single Family Mortgage
                 Revenue Bonds, Mortgage Backed
                 Securities, Series G, 3.70%, due
                 7/1/17, mandatory put 11/5/97 at 100         2,500,000
    1,000,000  Little Rock, AR, Industrial Development
                 Revenue Bonds, guaranteed by CPC
                 International, 5.28% variable rate,
                 due 12/1/03(b)                               1,000,000
                                                         --------------

  TOTAL ARKANSAS                                              3,500,000
                                                         --------------

   CALIFORNIA (4.0%)
    3,000,000  California School Cash Reserve Program
                 Authority, Educational Facilities
                 Revenue Notes, Series A, MBIA insured,
                 4.75%, due 7/2/97                            3,015,094
    5,000,000  California School Cash Reserve Program
                 Authority, Educational Facilities
                 Revenue Notes, Series B, 4.50%, due
                 12/19/97                                     5,029,750

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    2,500,000  California Statewide Communities,
                 Multi-Family Housing Revenue Bonds,
                 Whispering Winds Apartment, Series A,
                 guaranteed by Continental Casualty,
                 3.75% variable rate, due 12/1/22(b)     $    2,500,000
    3,000,000  Cotati-Rohnert Park, CA, Unified School
                 District, Educational Facilities
                 Revenue Notes, 4.50%, due 8/13/97            3,010,020
      855,000  Exeter, CA, Unified Elementary School
                 District, Educational Facilities
                 Revenue Bonds, 4.00%, due 11/25/97             857,019
    3,200,000  Kern, CA, Community College, Educational
                 Facilities Revenue Bonds, Union Bank
                 of California LOC, 4.05% variable
                 rate, due 1/1/25(b)                          3,200,000
    9,800,000  Pomona, CA, Redevelopment Agency,
                 Multi-Family Housing Revenue Bonds,
                 Mercury Savings & Loan LOC, 4.30%
                 variable rate, due 12/1/07(b)                9,800,000
                                                         --------------

  TOTAL CALIFORNIA                                           27,411,883
                                                         --------------

   COLORADO (1.2%)
    1,600,000  Arapahoe County, CO, Industrial
                 Development Revenue Bonds, Jet Center,
                 Inc. Project, guaranteed by Raytheon
                 Company, 4.95% variable rate, due
                 8/1/13(b)                                    1,600,000
    2,930,000  Colorado Health Facilities Authority
                 Revenue Bonds, Valley View Hospital
                 Association Project, Fuji Bank Ltd.
                 LOC, 4.15% variable rate, due
                 10/1/12(b)                                   2,930,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    3,000,000  Colorado Housing Finance Authority,
                 Multi-Family Housing Revenue Bonds,
                 St. Moritz, Series H, FNMA Collateral
                 LOC, 3.65% variable rate, due
                 10/12/16(b)                             $    3,000,000
    1,000,000  Douglas County, CO, School District NO
                 RE 1 Douglas & Elbert Counties,
                 Educational Facilities Revenue Bonds,
                 Series D, 7.25%, due 12/1/96                 1,000,000
                                                         --------------

  TOTAL COLORADO                                              8,530,000
                                                         --------------

   CONNECTICUT (0.4%)
    3,000,000  Connecticut State Development Authority,
                 Industrial Develepment Revenue Bonds,
                 guaranteed by General Accident
                 Insurance, 3.64%, due 12/1/13(b)             3,000,000
                                                         --------------

  TOTAL CONNECTICUT                                           3,000,000
                                                         --------------

   FLORIDA (7.8%)
    3,200,000  Atlantic Beach, FL, Fleet Landing,
                 Health Care Revenue Bonds, Series B,
                 Barnett Bank LOC, 4.15% variable rate,
                 due 10/1/24(b)                               3,200,000
    5,770,000  Dade County, FL, Housing Finance
                 Authority, Multi-Family Mortgage
                 Revenue Bonds, Cutler Club Apartment
                 Project, Series J, guaranteed by John
                 Hancock Insurance, 3.75% variable
                 rate, due 2/1/05(b)                          5,770,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    2,000,000  Dade County, FL, Industrial Development
                 Revenue Bonds, guaranteed by Automatic
                 Data Processing, Inc., 4.00% variable
                 rate, 11/15/17(b)                       $    2,000,000
    5,545,000  Dade County, FL, Multi-Family Housing
                 Revenue Bonds, La Hacienda Apartments,
                 guaranteed by John Hancock Insurance,
                 Series I, 3.75% variable rate, due
                 2/1/05(b)                                    5,545,000
    3,700,000  Dade County, FL, Multi-Family Housing
                 Revenue Bonds, Mayan Tower & Villa,
                 Series M, guaranteed by John Hancock
                 Insurance, 3.75% variable rate, due
                 12/1/29(b)                                   3,700,000
    1,200,000  Florida Housing Finance Agency,
                 Multi-Family Housing Revenue Bonds,
                 1984 Project, Series A, Wells Fargo
                 Bank LOC, 3.75% variable rate, due
                 4/1/07(b)                                    1,200,000
    6,870,000  Florida Housing Finance Agency,
                 Multi-Family Housing Revenue Bonds,
                 Buena Vista Project, guaranteed by New
                 England Mutual Life, 3.60% variable
                 rate, due 11/1/07(b)                         6,870,000
    8,120,000  Florida Housing Finance Agency,
                 Multi-Family Housing Revenue Bonds,
                 Country Club Project, Bankers Trust
                 LOC, 4.15% variable rate, due
                 12/1/07(b)                                   8,120,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    1,710,000  Florida Housing Finance Agency,
                 Multi-Family Housing Revenue Bonds,
                 South Trust Alabama LOC, 3.70%
                 variable rate, due 6/1/07(b)            $    1,710,000
    1,600,000  Hillsborough County, FL, Industrial
                 Development Authority, Port Facilities
                 Revenue Bonds, Seaboard System
                 Railroad, Inc. Project, National Bank
                 Detroit LOC, 3.60% variable rate, due
                 10/15/99(b)                                  1,600,000
   10,000,000  Laurel Club Certificate Trust,
                 Certificate of Participation 1996,
                 Series A, Suisse Bank LOC, 4.30%
                 variable rate, due 6/1/25(b)                10,000,000
    1,050,000  Orange County, FL, Housing Finance
                 Authority, Multi-Family Guaranteed
                 Mortgage Revenue Refunding Bonds,
                 Sundown Association II, Series B,
                 Fleet Bank LOC, 3.60% variable rate,
                 due 6/1/04(b)                                1,050,000
    2,400,000  Putnam County, FL, Development
                 Authority, Pollution Control Revenue
                 Bonds, Seminole Electric H-3 Project,
                 National Rural Utilities Finance LOC,
                 3.80% variable rate, due 3/15/14(b)          2,400,000
                                                         --------------

  TOTAL FLORIDA                                              53,165,000
                                                         --------------

   GEORGIA (2.5%)
    2,595,000  Fulton County, GA, Industrial
                 Development Revenue Bonds, guaranteed
                 by Automatic Data Processing, Inc.,
                 3.60% variable rate, due 9/1/12(b)           2,595,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    3,000,000  Fulton County, GA, Residential Care
                 Facilities, Health Care Revenue Bonds,
                 Lenbrook Square Foundation, Rabobank
                 Nederland LOC, 3.80% variable rate,
                 due 10/1/18(b)                          $    3,000,000
    5,860,000  Georgia State, General Obligation Bonds,
                 Series A, 4.50%, due 4/1/97                  5,880,648
    5,500,000  Marietta, GA, Multi-Family Housing
                 Revenue Bonds, Falls at Bells Ferry,
                 Guardian Savings & Loan LOC, 3.55%,
                 due 1/15/09, mandatory put 1/15/97 at
                 100                                          5,500,000
                                                         --------------

  TOTAL GEORGIA                                              16,975,648
                                                         --------------

   HAWAII (4.3%)
    1,990,000  Hawaii State Department of Budget &
                 Finance, Special Purpose Mortgage
                 Revenue Bonds, Kuakini Medical Center
                 Project, Bank of Hawaii LOC, 3.55%
                 variable rate, due 7/1/04(b)                 1,990,000
    7,700,000  Hawaii State Department of Budget &
                 Finance, Special Purpose Mortgage
                 Revenue Bonds, G.N. Wilcox Memorial
                 Hospital Project, Fuji Bank Ltd., NY
                 LOC, 3.90% variable rate, due
                 7/1/18(b)                                    7,700,000
    8,300,000  Hawaii State Housing Finance &
                 Development Corporation, Multi-Family
                 Housing Revenue Bonds, Industrial Bank
                 of Japan LOC, 3.60% variable rate, due
                 7/1/25(b)                                    8,300,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    5,300,000  Hawaii State Housing, Multi-Family
                 Housing Revenue Bonds, Series A,
                 Industrial Bank of Japan LOC, 3.60%
                 variable rate, due 7/1/25(b)            $    5,300,000
    5,000,000  Hawaii State, General Obligation Bonds,
                 Series CC, 4.10%, due 2/1/97                 5,005,117
      850,000  Kauai County, HI, General Obligation
                 Bonds, MBIA insured, 6.60%, due
                 2/1/04, prerefunded 2/1/97 at 100              854,046
                                                         --------------

  TOTAL HAWAII                                               29,149,163
                                                         --------------

   IDAHO (0.7%)
    5,000,000  Idaho Health Facilities Authority
                 Revenue Bonds, St. Lukes Regional
                 Medical Center Project, Credit Suisse
                 LOC, 4.10% variable rate, due
                 5/1/22(b)                                    5,000,000
                                                         --------------

  TOTAL IDAHO                                                 5,000,000
                                                         --------------

   ILLINOIS (14.1%)
    1,000,000  Bedford Park, IL, Industrial Development
                 Revenue Bonds, guaranteed by CPC
                 International, 5.28% variable rate,
                 due 11/1/08(b)                               1,000,000
    2,500,000  Chicago, IL, General Obligation Bonds,
                 Series B, U.S. Government Securities
                 Collateralized, 9.25%, due 1/1/13,
                 prerefunded 7/1/97 at 102                    2,629,250
    3,000,000  Chicago, IL, General Obligation Bonds,
                 Tender Notes, Landesbank Hessen, NY
                 LOC, 3.10%, due 1/31/98, mandatory put
                 2/4/97 at 100                                2,996,082

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    5,000,000  Chicago, IL, Metropolitan Water, General
                 Obligation Refunding Bonds, 4.00%, due
                 12/1/96                                 $    5,000,000
    3,885,000  Cook County, IL, Municipal Trust
                 Receipts, Series SG-7, MBIA insured,
                 3.65% variable rate, due 11/15/23(b)         3,885,000
    1,000,000  Cook & Lake Counties, IL, Northwest
                 Water Communities, Power Revenue
                 Bonds, MBIA insured, 6.50%, due
                 5/1/12, prerefunded 5/1/97 at 102            1,031,585
    1,000,000  Illinois Development Finance Authority
                 Revenue Bonds, guaranteed by CPC
                 International, 5.28% variable rate,
                 due 9/1/97                                   1,000,000
      915,000  Illinois Development Finance Authority
                 Revenue Bonds, North Wacker Drive,
                 4.10% variable rate, due 12/1/15(b)            915,000
    5,000,000  Illinois Development Finance Authority
                 Revenue Bonds, Supervalu, Inc.
                 Project, Wachovia Corporation LOC,
                 3.75% variable rate, due 2/1/01(b)           5,000,000
    5,000,000  Illinois Development Finance Authority,
                 Health Care Revenue Bonds, American
                 College Surgeons, Northern Trust
                 Corporation LOC, 3.55% variable rate,
                 due 7/1/26(b)                                5,000,000
   10,000,000  Illinois Development Finance Authority,
                 Multi-Family Housing Revenue Bonds,
                 Garden Glen Apartments, guaranteed by
                 Continental Casualty Company, 3.90%
                 variable rate, due 12/1/13(b)               10,000,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    5,000,000  Illinois Educational Facilities
                 Authority, Educational Facilities
                 Revenue Bonds, Arts Club of Chicago,
                 Northern Trust LOC, 3.55% variable
                 rate, due 1/1/26(b)                     $    5,000,000
    5,000,000  Illinois Health Facilities Authority
                 Revenue Bonds, Evanston Hospital
                 Corporation, 3.95% variable rate, due
                 8/15/30, mandatory put 8/15/97 at 100        5,000,000
    5,000,000  Illinois Health Facilities Authority
                 Revenue Bonds, Evanston Hospital
                 Corporation, Series A, 3.85%, due
                 3/15/25, mandatory put 10/15/97 at 100       5,000,000
   12,000,000  Illinois Health Facilities Authority
                 Revenue Bonds, Evanston Hospital
                 Corporaton, Series B, 3.15% variable
                 rate, due 8/15/15, mandatory put
                 1/31/97 at 100                              12,000,000
    7,000,000  Illinois Health Facilities Authority
                 Revenue Bonds, Proctor Hospital, 3.55%
                 variable rate, due 1/1/12(b)                 7,000,000
    2,100,000  Illinois Health Facilities Authority
                 Revenue Bonds, Condell Memorial
                 Hospital, Bank of Tokyo LOC, 3.75%
                 variable rate, due 11/1/05(b)                2,100,000
    2,420,000  Illinois Housing Development Authority,
                 Housing Revenue Bonds, Homeowner
                 Mortgage, Subseries C-1, 3.65%, due
                 2/1/14(b)                                    2,420,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    3,540,000  Illinois Housing Development Authority,
                 Housing Revenue Bonds, Homeowner
                 Mortgage, Subseries E-1, 3.65%, due
                 8/1/17(b)                               $    3,540,000
    6,800,000  Lombard, IL, Industrial Development
                 Revenue Bonds, 2500 Highland Avenue,
                 Mid-America Federal Savings & Loan
                 LOC, 4.05% variable rate, due
                 12/1/06(b)                                   6,800,000
    4,680,000  Palatine, IL, Multi-Family Housing
                 Revenue Bonds, Hamilton Place Project,
                 Concordia & Elmhurst Federal Savings &
                 Loan LOC, 3.80% variable rate, due
                 12/1/08(b)                                   4,680,000
    4,100,000  Springfield, IL, Transportation Revenue
                 Bonds, guaranteed by Allied Signal,
                 3.70% variable rate, due 10/15/16(b)         4,100,000
                                                         --------------

  TOTAL ILLINOIS                                             96,096,917
                                                         --------------

   INDIANA (1.6%)
    5,000,000  Fort Wayne, IN, Community Schools,
                 Educational Facilities Revenue Bonds,
                 3.75%, due 12/31/96                          5,000,523
    4,000,000  Indiana Bond Bank Notes, Advance Funding
                 Program, 4.25%, due 1/9/97                   4,003,018
    1,750,000  Indiana Bond Bank Notes, Reassessment
                 Assistance Notes, Series B, 4.50%, due
                 1/30/97                                      1,751,648
                                                         --------------

  TOTAL INDIANA                                              10,755,189
                                                         --------------

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------

   IOWA (5.6%)
    3,800,000  Algona, IA, Industrial Development
                 Revenue Bonds, George A. Hormel &
                 Company Project, Sumitomo Bank Ltd.
                 LOC, 3.70% variable rate, due
                 5/1/05(b)                               $    3,800,000
    4,600,000  Des Moines, IA, Industrial Development
                 Revenue Bonds, Grand Office Park,
                 guaranteed by Principal Mutual Life,
                 3.90% variable rate, due 4/1/15(b)           4,600,000
    1,130,000  Iowa Finance Authority, Single Family
                 Mortgage Revenue Bonds, Series A, FGIC
                 insured, 3.10% variable rate, due
                 7/1/10, mandatory put 2/27/97 at 100         1,130,000
      530,000  Iowa Finance Authority, Single Family
                 Mortgage Revenue Bonds, Series A, FGIC
                 insured, 3.10% variable rate, due
                 7/1/16, mandatory put 2/27/97 at 100           530,000
    9,020,000  Iowa School Corporations, Educational
                 Facilities Revenue Bonds, Warrants
                 Certificates, Series B, 4.25% variable
                 rate, due 1/30/97                            9,032,144
    4,500,000  Iowa School Corporations, Educational
                 Facilities Revenue Municipal Notes,
                 Warrants Certificates, Series A,
                 4.75%, due 6/27/97                           4,519,624

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    4,000,000  Urbandale, IA, Industrial Development
                 Revenue Bonds, Aurora Business Park
                 Association Project, guaranteed by
                 Principal Mutual Life Insurance, 3.90%
                 variable rate, due 10/1/15(b)           $    4,000,000
    6,000,000  Urbandale, IA, Industrial Development
                 Revenue Bonds, Interstate Acres L.P.
                 Project, guaranteed by Principal
                 Mutual Life Insurance, 3.75% variable
                 rate, due 12/1/14(b)                         6,000,000
    4,605,000  Urbandale, IA, Industrial Development
                 Revenue Bonds, Meredith Drive
                 Association Project, guaranteed by
                 Principal Mutual Life Insurance, 3.90%
                 variable rate, due 11/1/15(b)                4,605,000
                                                         --------------

  TOTAL IOWA                                                 38,216,768
                                                         --------------

   KANSAS (0.2%)
    1,200,000  Prairie Village, KS, Multi-Family
                 Housing Revenue Bonds, J.C. Nichols
                 Company Project, guaranteed by
                 Principal Mutual Life Insurance, 3.90%
                 variable rate, due 12/1/15(b)                1,200,000
                                                         --------------

  TOTAL KANSAS                                                1,200,000
                                                         --------------
   KENTUCKY (0.7%)
    4,200,000  Kentucky Economic Development Finance
                 Authority, Health Care Revenue Bonds,
                 Sisters of Charity, 4.10% variable
                 rate, due 11/1/20(b)                         4,200,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
      300,000  Kentucky State Turnpike Authority,
                 Resource Recovery Revenue, 13.125%,
                 due 7/1/09, prerefunded 7/1/97 at 100   $      315,802
                                                         --------------

  TOTAL KENTUCKY                                              4,515,802
                                                         --------------

   LOUISIANA (2.0%)
    3,050,000  Bossier Parish, LA, Industrial
                 Development Board, Inc., Economic
                 Development Revenue Bonds, H.J.
                 Wilson, Inc. Project, Canadian
                 Imperial Bank LOC, 4.00% variable
                 rate, due 12/1/07, mandatory put
                 12/1/96 at 100                               3,050,000
    3,200,000  Caddo Parish, LA, Industrial Development
                 Board, Pollution Control Revenue
                 Bonds, Pennzoil Company Project,
                 Mellon Bank LOC, 3.85% variable rate,
                 due 12/1/12(b)                               3,200,000
    4,615,000  Louisiana Public Facilities Authority,
                 Hospital Equipment Revenue Refunding
                 Bonds, Series A, Sumitomo Bank Ltd.
                 LOC, 3.85% variable rate, due
                 12/1/05(b)                                   4,615,000
    2,500,000  Plaquemines, LA, Port Harbor & Term
                 District Port Facilities Revenue,
                 guaranteed by Chevron Pipe Line
                 Company, 3.85%, due 9/1/08(b)                2,500,000
                                                         --------------

  TOTAL LOUISIANA                                            13,365,000
                                                         --------------

   MARYLAND (3.2%)
    7,500,000  Baltimore, MD, Industrial Development
                 Revenue Bonds, Dai-Ichi Kangyo Ltd.
                 LOC, 3.70% variable rate, due
                 8/1/16(b)                                    7,500,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    3,500,000  Howard County, MD, Multi-Family Housing
                 Revenue Bonds, Sherwood Crossing
                 Limited Project, Guardian Savings &
                 Loan LOC, 3.75% variable rate, due
                 6/1/08, mandatory put 6/1/97 at 100     $    3,500,000
    2,500,000  Maryland State, Industrial Authority
                 Economic Development Revenue Bonds,
                 Johnson Controls, Inc., 3.75% variable
                 rate, due 12/1/03(b)                         2,500,000
    1,245,000  Montgomery County, MD, General
                 Obligation Bonds, Series A, 7.30%, due
                 4/1/97                                       1,260,091
    6,900,000  Montgomery County, MD, Housing
                 Opportunities Commission, Multi-Family
                 Housing Revenue Refunding Bonds, Issue
                 I, guaranteed by Commonwealth Life,
                 3.70% variable rate, due 11/1/20(b)          6,900,000
                                                         --------------

  TOTAL MARYLAND                                             21,660,091
                                                         --------------

   MASSACHUSETTS (0.4%)
    2,500,000  Massachusetts State, General Obligation
                 Bonds, Series A, 4.25%, due 6/10/97          2,506,889
                                                         --------------

  TOTAL MASSACHUSETTS                                         2,506,889
                                                         --------------

   MICHIGAN (0.4%)
    2,500,000  Bruce TWP, MI, Hospital Finance
                 Authority, Health Care Revenue Bonds,
                 Sisters Charity St. Joseph, Series A,
                 MBIA insured, 3.65% variable rate, due
                 5/1/18(b)                                    2,500,000
                                                         --------------

  TOTAL MICHIGAN                                              2,500,000
                                                         --------------

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------

   MINNESOTA (7.2%)
    3,245,000  Alberta Lea, MN, Independent School
                 District, General Obligation Tax
                 Anticipation Notes, 3.625%, due
                 3/28/97                                 $    3,248,744
   10,000,000  Duluth, MN, Health Facilities Revenue
                 Bonds, Miller-Dwan Medical Center,
                 Credit Local de France, LOC, 4.10%
                 variable rate, due 6/1/19(b)                10,000,000
    2,105,000  Little Falls, MN, Independent School
                 District #482, General Obligation
                 Bonds, 3.625%, due 3/21/97                   2,106,791
    2,900,000  Maple Grove, MN, Multi-Family Housing
                 Revenue Bonds, Eagle Ridge Apartments,
                 Sumitomo Bank Ltd. LOC, Series A,
                 3.70% variable rate, due 6/1/26(b)           2,900,000
    4,355,000  Mendota Heights, MN, Multi-Family
                 Housing Revenue Refunding Bonds,
                 Lexington Heights Apartment Project,
                 Series 1991 A, Sumitomo Bank Ltd. LOC,
                 3.85% variable rate, due 11/1/25(b)          4,355,000
    5,285,000  Minnesota School Districts Tax & Aid
                 Anticipation Borrowing Program
                 Certificates, Educational Facilities
                 Revenue Notes, Minnesota School
                 District Credit Enhancement, Series B,
                 4.50%, due 9/9/97                            5,310,099
    7,045,000  Minnesota School Districts Tax & Aid
                 Anticipation, Certificates of
                 Participation, Series 1996 B, 4.00%,
                 due 3/14/97                                  7,059,292

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
      770,000  Minnesota State Housing Finance Agency,
                 Single-Family Housing Revenue Bonds,
                 3.50% variable rate, due 7/1/25,
                 mandatory put 12/12/96 at 100           $      770,000
      800,000  Moorhead, MN, Industrial Development
                 Revenue Refunding Demand Bonds,
                 SuperValu Store Project, Wachovia Bank
                 LOC, 3.55% variable rate, due
                 11/1/09(b)                                     800,000
    4,395,000  Spring Lake Park, MN, Independent School
                 District #16, General Obligation
                 Bonds, 3.50%, due 3/31/97                    4,397,072
    4,600,000  St. Louis Park, MN, Industrial
                 Development Revenue Bonds, Unicare
                 Homes, Inc., Project, Banque Paribas
                 LOC, 3.65% variable rate, due
                 8/1/14(b)                                    4,600,000
    1,215,000  St. Paul, MN, General Obligation Bonds,
                 Capital Improvement Project, Series A,
                 4.00%, due 3/1/97                            1,216,435
    2,300,000  St. Paul, MN, Housing & Redevelopment
                 Authority, Utilities Revenue Bonds,
                 Sumitomo Bank Ltd. LOC, 3.70% variable
                 rate, due 12/1/12(b)                         2,300,000
                                                         --------------

  TOTAL MINNESOTA                                            49,063,433
                                                         --------------

   MISSOURI (4.7%)
    2,655,000  Dunklin County, MO, Industrial
                 Development Revenue Refunding Bonds,
                 National HealthCorp Project, Bank of
                 Tokyo Ltd. LOC, 3.90% variable rate,
                 due 12/1/10(b)                               2,655,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
   13,975,000  Kansas City, MO, Industrial Development
                 Authority, Multi-Family Housing
                 Revenue Bonds, Coach House II Project,
                 guaranteed by Principal Mutual Life
                 Insurance, 3.90% variable rate, due
                 12/1/15(b)                              $   13,975,000
    2,200,000  Kansas City, MO, Industrial Development
                 Authority, Multi-Family Housing
                 Revenue Bonds, JC Nichols Company
                 Project, guaranteed by Principal
                 Mutual Life Insurance, 3.90% variable
                 rate, due 5/1/15(b)                          2,200,000
    3,000,000  Missouri State Environmental Improvement
                 & Energy Resources Authority,
                 Pollution Control Revenue Bonds, Union
                 Electric Company, Series B, Union Bank
                 of Switzerland LOC, 3.65% variable
                 rate, due 6/1/14, optional put 6/1/97
                 at 100                                       3,000,000
    5,000,000  Missouri State Health & Educational
                 Facilities Revenue Bonds, St. Francis
                 Medical Center, Series A, Credit Local
                 de France LOC, 4.10% variable rate,
                 due 6/1/26(b)                                5,000,000
    3,400,000  St. Louis, MO, Industrial Development
                 Authority, Multi-Family Housing
                 Revenue Bonds, Cedar Run Apartments
                 Project, 3.75% variable rate, due
                 2/1/07(b)                                    3,400,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    2,000,000  University of Missouri, Capital Project
                 Notes, Educational Facilities Revenue
                 Bonds, Series 1996-1997, 4.75%, due
                 6/30/97                                 $    2,009,633
                                                         --------------
  TOTAL MISSOURI                                             32,239,633
                                                         --------------

   MONTANA (0.5%)
    3,500,000  Montana State Board of Investments,
                 Revenue Bonds, Adjustable Municipal
                 Construction Act-Intercap, 3.35%
                 variable rate, due 3/1/97                    3,500,000
                                                         --------------

  TOTAL MONTANA                                               3,500,000
                                                         --------------

   NEW JERSEY (1.4%)
    7,300,000  New Jersey Economic Development
                 Authority, 4.05% variable rate, due
                 11/01/26(b)                                  7,300,000
    2,240,981  Seaside Heights, NJ, Bond Anticipation
                 Notes, 3.625%, due 2/21/97                   2,242,271
                                                         --------------

  TOTAL NEW JERSEY                                            9,542,271
                                                         --------------

   NEW MEXICO (1.0%)
    2,500,000  Bloomfield, NM, General Obligation
                 Revenue Bonds, Series A, La Salle
                 National Bank LOC, 3.70% variable
                 rate, due 11/15/10(b)                        2,500,000
    2,760,000  Espanola, NM, Health Care Revenue Bonds,
                 Series A, La Salle National Bank LOC,
                 3.70% variable rate, due 11/15/10(b)         2,760,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    1,735,000  Silver City, NM, General Obligation
                 Bonds, Series A, La Salle National
                 Bank LOC, 3.75% variable rate, due
                 11/15/10(b)                             $    1,735,000
                                                         --------------

  TOTAL NEW MEXICO                                            6,995,000
                                                         --------------

   NEW YORK (2.2%)
    3,200,000  County of Westchester, NY, Industrial
                 Development Revenue Bonds, 4.00%
                 variable rate, due 7/1/98(b)                 3,200,000
    4,300,000  New York State Dormitory Authority
                 Revenue Bonds, St. Francis Center at
                 the Knolls, 4.00% variable rate, due
                 7/1/23(b)                                    4,300,000
    7,500,000  New York State Energy, Research &
                 Development Authority, Pollution
                 Control Revenue Bonds, 3.25% variable
                 rate, due 3/1/16(b)                          7,500,000
                                                         --------------

  TOTAL NEW YORK                                             15,000,000
                                                         --------------

   NORTH CAROLINA (0.4%)
    3,000,000  Person County, NC, Industrial Facilities
                 & Pollution Control Financing
                 Authority, Pollution Control Revenue
                 Bonds, guaranteed by Carolina Power &
                 Light Company, 3.65% variable rate,
                 due 11/1/19(b)                               3,000,000
                                                         --------------

  TOTAL NORTH CAROLINA                                        3,000,000
                                                         --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
   OHIO (2.1%)
    5,200,000  Hamilton County, OH, Industrial
                 Development Revenue Bonds, Community
                 Urban Redevelopment Project, National
                 Westminster LOC, 3.60% variable rate,
                 due 10/15/12(b)                         $    5,200,000
    5,000,000  Ohio State, Industrial Development
                 Revenue Bonds, U.S. Steel Corporation,
                 Sanwa Bank Ltd. LOC, 3.70% variable
                 rate, due 5/1/11(b)                          5,000,000
    4,400,000  Wooster, OH, Industrial Development
                 Revenue Bonds, Allen Group, Inc.,
                 National Bank of Detroit LOC, 3.75%
                 variable rate, due 12/1/10(b)                4,400,000
                                                         --------------

  TOTAL OHIO                                                 14,600,000
                                                         --------------

   OKLAHOMA (0.4%)
    1,000,000  Grand River Dam Authority, OK, Utilities
                 Revenue Refunding Bonds, 6.70%, due
                 6/1/00, prerefunded 6/1/97 at 102            1,033,613
      570,000  Norman, OK, Regional Hospital Authority,
                 Health Care Revenue Bonds, Series A,
                 MBIA insured, 3.85%, due 9/1/97                570,000
    1,400,000  Oklahoma County, Industrial Development
                 Revenue Bonds, Carbon Office, FGIC
                 insured, 4.05% variable rate, due
                 12/1/14(b)                                   1,400,000
                                                         --------------

  TOTAL OKLAHOMA                                              3,003,613
                                                         --------------

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------

   OREGON (0.2%)
    1,338,000  Salem, OR, General Obligation Bonds,
                 Pedestrian Safety Improvements, FGIC
                 insured, 7.00%, due 5/1/97              $    1,355,636
                                                         --------------

  TOTAL OREGON                                                1,355,636
                                                         --------------

   PENNSYLVANIA (1.6%)
    1,000,000  Berks County, PA, Industrial Development
                 Revenue Bonds, guaranteed by CNA
                 Insurance, 3.70% variable rate, due
                 7/1/16(b)                                    1,000,000
    1,100,000  Butler County, PA, Industrial
                 Development Authority, Pollution
                 Control Revenue Bonds, Pennzoil
                 Company Project, Mellon Bank LOC,
                 3.85% variable rate, due 12/1/12(b)          1,100,000
    4,890,000  Chartiers Valley, PA, Industrial &
                 Commercial Development Authority,
                 Industrial Development Revenue Bonds,
                 guaranteed by Automatic Data
                 Processing, Inc., 4.00% variable rate,
                 due 11/15/17(b)                              4,890,000
      120,000  Conshohocken Board Authority, PA,
                 Utilities Revenue Bonds, AMBAC
                 insured, 3.75%, due 11/1/97                    119,925
    2,000,000  Delaware County, PA, Industrial
                 Development Revenue Bonds, Series G,
                 General Electric LOC, 4.25% variable
                 rate, due 12/1/13, mandatory put
                 12/1/96 at 100                               2,000,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    2,000,000  Pennsylvania Intergovernmental Coop
                 Authority, Special Tax Revenue Bonds,
                 Philadelphia Funding Project, 5.00%,
                 due 6/15/97                             $    2,013,450
                                                         --------------
  TOTAL PENNSYLVANIA                                         11,123,375
                                                         --------------
   RHODE ISLAND (0.5%)
    1,000,000  Rhode Island Port Authority & Economic
                 Development Corporation, Industrial
                 Development Revenue Bonds, Raytheon
                 Project, 4.95% variable rate, due
                 6/1/13(b)                                    1,000,000
    2,695,000  Rhode Island State, General Obligation
                 Bonds, MBIA insured, 5.00%, due 8/1/97       2,719,178
                                                         --------------

  TOTAL RHODE ISLAND                                          3,719,178
                                                         --------------

   SOUTH CAROLINA (2.8%)
    5,000,000  City of Charleston, SC, Tax Anticipation
                 Notes, 3.60%, due 3/14/97                    5,001,352
    8,355,000  South Carolina State, Public Service
                 Authority Revenue Bonds, Series SG-2,
                 MBIA insured, 3.65% variable rate, due
                 7/1/21(b)                                    8,355,000
    3,000,000  York County, SC, Pollution Control
                 Revenue Bonds, North Carolina Electric
                 Project, CFC insured, 3.80%, due
                 9/15/14, optional put 3/17/97 at 100         3,000,000
    3,000,000  York County, SC, Pollution Control
                 Revenue Bonds, Saluda River Electric
                 Coop, Pooled Series 84E-1, National
                 Rural Utilities LOC, 3.65%, due
                 8/15/14, optional put 2/15/97 at 100         3,000,000
                                                         --------------

  TOTAL SOUTH CAROLINA                                       19,356,352
                                                         --------------

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------

   SOUTH DAKOTA (0.7%)
    5,000,000  South Dakota School District, Cash Flow
                 Financing Program, Educational
                 Facilities Revenue Bonds, Certificates
                 of Participation, 4.75%, due 7/28/97    $    5,025,068
                                                         --------------

  TOTAL SOUTH DAKOTA                                          5,025,068
                                                         --------------

   TENNESSEE (0.2%)
    1,300,000  Metropolitan Nashville Airport Authority
                 Special Facilities Revenue Bonds,
                 American Airlines Project, Series A,
                 Credit Suisse LOC, 3.95% variable
                 rate, due 10/1/12(b)                         1,300,000
                                                         --------------

  TOTAL TENNESSEE                                             1,300,000
                                                         --------------

   TEXAS (7.8%)
    1,000,000  Abilene Texas Higher Education Authority
                 Inc., Educational Facilities Revenue
                 Bonds, Series A, Guaranteed by BIG,
                 7.50%, due 7/1/97                            1,020,248
    4,950,000  Bexar County, TX, Housing Finance
                 Corporation, Multi-Family Housing
                 Revenue Bonds, Park Hill Development
                 Project, Series B, guaranteed by New
                 England Mutual Life Insurance Company,
                 3.65% variable rate, due 6/1/05(b)           4,950,000
    1,160,000  Birdville, TX, Independent School
                 District, General Obligation Bonds,
                 Permanent School Fund, 6.00%, due
                 2/15/97                                      1,166,586

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    1,000,000  Dallas County Texas Community College
                 District, General Obligation Bonds,
                 Asbestos Removal Tax Notes, 4.80%, due
                 2/15/97                                 $    1,002,171
    3,540,000  Harris County, TX, General Obligation
                 Bonds, FGIC insured, 0.00% (3.801%
                 effective yield), due 8/15/97                3,447,909
   15,000,000  Harris County, TX, Health Care
                 Facilities Revenue Bonds, 3.90%
                 variable rate, due 12/1/25, mandatory
                 tender 12/1/98 at 100                       15,000,000
    3,895,000  Harris County, TX, Housing Finance
                 Corporation, Mutli-Family Housing
                 Revenue Bonds, Arbor II Limited
                 Project, Guardian Savings & Loan LOC,
                 4.15%, due 10/1/05, optional put
                 10/1/97 at 100                               3,895,000
    1,250,000  Lower Neches Valley Authority, TX,
                 Industrial Development Revenue Bonds,
                 Chevron USA, Inc. Project, guaranteed
                 by Chevron Corporation, 3.65%, due
                 2/15/17, optional put 2/18/97                1,250,000
    5,895,000  Sabine River, TX, Industrial Development
                 Authority, Pollution Control Revenue
                 Bonds, Series 84Q, National Rural
                 Utilities LOC, 3.65%, due 8/15/14,
                 optional put 2/15/97 at 100                  5,895,000
   15,330,000  State of Texas, Sales Tax Revenue Notes,
                 Tax & Anticipation Notes, 4.75%, due
                 8/29/97                                     15,416,782
                                                         --------------

  TOTAL TEXAS                                                53,043,696
                                                         --------------

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------

   UTAH (1.0%)
    1,000,000  Intermountain Power Agency, UT, Power
                 Supply Revenue Bonds, Series A, 7.00%,
                 due 7/1/06, prerefunded 1/1/97 at 102   $    1,022,535
    3,000,000  Intermountain Power Agency, UT, Power
                 Supply Revenue Bonds, Series F, Swiss
                 Bank LOC, 3.75%, due 7/1/15, optional
                 put 3/17/97 at 100                           3,000,000
    1,500,000  Intermountain Power Agency, UT, Power
                 Supply Revenue Bonds, Series F,
                 guaranteed by Morgan Guaranty, 3.93%,
                 due 7/1/21, optional put 6/16/97 at
                 100                                          1,500,000
    1,100,000  Salt Lake County, UT, Pollution Control
                 Revenue Bonds, SVC Station Holdings
                 Project, 4.20% variable rate, due
                 2/1/08(b)                                    1,100,000
                                                         --------------

  TOTAL UTAH                                                  6,622,535
                                                         --------------

   VERMONT (0.0%)
      300,000  Vermont Educational & Health Buildings
                 Financing Agency, Educational
                 Facilities Revenue Bonds, Middlebury
                 College Project, Series A, 3.75%, due
                 11/1/27, optional put 11/1/97 at 100           300,000
                                                         --------------

  TOTAL VERMONT                                                 300,000
                                                         --------------

   VIRGINIA (2.7%)
    7,500,000  Harrisonburg, VA, Multi-Family Housing
                 Revenue Bonds, Rolling Brook Village
                 Apartments, Series A, 3.50% variable
                 rate, due 2/1/09, mandatory put 2/1/97
                 at 100                                       7,500,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
   11,100,000  Henrico County, VA, Industrial
                 Development Revenue Bonds, Hermitage
                 Project, NationsBank of Virginia LOC,
                 4.15% variable rate, due 5/1/24(b)      $   11,100,000
                                                         --------------

  TOTAL VIRGINIA                                             18,600,000
                                                         --------------

   WASHINGTON (1.2%)
    1,345,000  King County, WA, School District #415,
                 Kent, General Obligation Bonds, 7.35%,
                 due 12/1/00, prerefunded 12/1/96 at
                 100                                          1,345,000
    1,295,000  Washington State Health Care Facilities
                 Authority Revenue Bonds, Empire Health
                 Services of Spokane, MBIA insured,
                 8.735%, due 11/1/06, prerefunded
                 11/1/97 at 102                               1,374,487
    4,450,000  Washington State Health Care Facilities
                 Authority Revenue, Sisters Providence,
                 Series D, 4.00% variable rate, due
                 10/1/05(b)                                   4,450,000
    1,000,000  Washington State Public Power Supply,
                 3.65% variable rate, due 07/01/15(b)         1,000,000
                                                         --------------

  TOTAL WASHINGTON                                            8,169,487
                                                         --------------

   WASHINGTON, D.C. (1.7%)
    1,600,000  District of Columbia, Educational
                 Facilities Revenue Bonds, Catholic
                 University, Series A, Sanwa Bank Ltd.
                 LOC, 3.70% variable rate, due
                 12/1/09(b)                                   1,600,000
    1,000,000  District of Columbia, General Obligation
                 Refunding Bonds, Series D, CAPMAC-ITC
                 LOC, 4.30%, due 12/1/96                      1,000,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    3,000,000  District of Columbia, Supplemental
                 Student Loan Revenue Bonds, CONSERN
                 Loan Program, Bank of Toyko-Mitsubishi
                 Ltd. LOC, 4.33% variable rate, due
                 7/1/01, optional put 7/1/97 at 100      $    3,004,696
    6,000,000  Washington, DC, Hospital Revenue Bonds,
                 Columbia Women's Hospital, Series A,
                 Mitsubishi Bank Ltd. LOC, 3.70%
                 variable rate, due 7/1/20(b)                 6,000,000
                                                         --------------

  TOTAL WASHINGTON, D.C.                                     11,604,696
                                                         --------------

   WISCONSIN (2.5%)
    2,300,000  Alma, WI, Pollution Control Revenue
                 Bonds, Dairyland Power Cooperative
                 Project, Rabobank Nederland LOC, 3.65%
                 variable rate, due 2/1/15(b)                 2,300,000
    1,000,000  Beloit & Rock County, WI, Industrial
                 Development Revenue Bonds, guaranteed
                 by CPC International, 5.28% variable
                 rate, due 4/1/19(b)                          1,000,000
    1,800,000  Fort Atkinson Wisconsin School District,
                 General Obligation Refunding Bond,
                 FGIC insured, 6.00%, due 4/1/97              1,812,924
    2,065,000  Johnson Controls, Inc., Tax-Exempt Bond,
                 Grantor Trust, Wachovia Corporation
                 LOC, 4.20% variable rate, due
                 10/1/01(b)                                   2,065,000
    1,000,000  Middleton-Cross Plains Area, School
                 District Wisconsin, General Obligation
                 Bonds, FGIC isured, 4.875%, due 4/1/97       1,004,081

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)             NOVEMBER 30, 1996 (UNAUDITED)

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (continued)
  -----------------------------------------------------------------
    1,115,000  Milwaukee, WI, Pollution Control Revenue
                 Bonds, guaranteed by Johnson Controls,
                 Inc., 2.60% variable rate, due 12/1/97  $    1,115,000
    4,000,000  Racine, WI, United School District,
                 Educational Facilities Revenue Bond,
                 Tax & Anticipation Promissory Note,
                 4.25%, due 8/22/97                           4,011,101
      500,000  Waukesha County, WI, General Obligation
                 Bonds, 5.80%, due 12/1/97, prerefunded
                 12/1/96 at 100                                 500,000
    3,000,000  Waukesha, WI, School District,
                 Educational Facilities Revenue Bonds,
                 Tax & Revenue Anticipation Promissory
                 Note, 4.15%, due 8/22/97                     3,006,246
                                                         --------------

  TOTAL WISCONSIN                                            16,814,352
                                                         --------------

   WYOMING (0.3%)
    1,000,000  Green River, WY, Pollution Control
                 Revenue Bonds, Allied Corporation
                 Project, guaranteed by Allied Signal
                 Corporation, 4.50% variable rate, due
                 12/1/12(b)                                   1,000,000
    1,350,000  Sublette County, WY, Pollution Control
                 Revenue, Exxon Project, Exxon
                 Corporation LOC, 4.15% variable rate,
                 due 11/1/14(b)                               1,350,000
                                                         --------------

  TOTAL WYOMING                                               2,350,000
                                                         --------------

   ALL OTHER (4.6%)
    2,000,000  Mashantucket, CT, Tax-Exempt Commercial
                 Paper, Bank of America LOC, 3.60%, due
                 12/6/96                                      2,000,000

  FACE/SHARE                   SECURITY
    AMOUNT                   DESCRIPTION                     VALUE
  -----------------------------------------------------------------
                 MUNICIPAL MONEY MARKET FUND (concluded)
  -----------------------------------------------------------------
    6,000,000  Municipal Electric Authority of Georgia,
                 Tax-Exempt Commercial Paper, Credit
                 Suisse, Morgan Guaranty, Bayerische
                 Landesbank LOCs, 3.65%, due 12/3/96     $    6,000,000
   10,120,000  Tax-Exempt Receipts, Series PL-1, Credit
                 Suisse, Liquidity, 3.55% variable
                 rate, due 10/20/00(b)                       10,120,000
    4,500,000  Puttable Floating Option, Tax-Exempt
                 Receipts, Series PPT 4, Credit Suisse,
                 Liquidity, 3.60% variable rate, due
                 10/11/15(b)                                  4,500,000
    8,825,000  Puttable Floating Option, Tax-Exempt
                 Receipts, Series PPT 5 Credit Suisse,
                 Liquidity, 3.75% variable rate, due
                 10/11/30(b)                             $    8,825,000
                                                         --------------

  TOTAL ALL OTHER                                            31,445,000
                                                         --------------

  TOTAL INVESTMENTS (100.0%)                               $683,831,675
                                                         --------------
                                                         --------------
  -----------------------------------------------------------------
                    NOTES TO PORTFOLIO OF INVESTMENTS
  -----------------------------------------------------------------

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A, or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These Securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which are exercisable within one year. The interest rate shown reflects the rate in effect on the date of this report.

AMBAC American Municipal Bond Assurance Corp.

FGIC Federal Guaranty Insurance Corp.

LOC Letter of Credit

MBIA Municipal Bond Insurance Association

                                                                    [LOGO]
See Notes to Financial Statements.

Norwest Advantage Funds                                          ---------------
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Elsewhere 800-338-1348

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-C-1996 NORWEST ADVANTAGE FUNDS
MFBOA 068 1/97


This report is authorized for distribution only to shareholders and to
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